UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22591

                                     Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                                     New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                                     New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Apollo Senior Floating Rate Fund Inc. (NYSE: AFT)

Apollo Tactical Income Fund Inc. (NYSE: AIF)

Semi-Annual Report

June 30, 2015

(unaudited)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

This report, including the financial information herein, is transmitted to shareholders of the Funds for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Manager Commentary (unaudited)

As of June 30, 2015

Dear Shareholders,

We would like to start by saying thank you for your interest in the Apollo Senior Floating Rate Fund Inc. and the Apollo Tactical Income Fund Inc. (the “Funds”). We appreciate the trust and confidence you have placed with us through your investment in the Funds.

The first half of 2015 played out largely as we suspected it might in our December 2014 letter, with global markets exhibiting elevated volatility as investors dealt with uncertainty over rates, geopolitical and growth concerns, specifically with regards to Greece and China, and the ongoing impact of falling or low commodity prices. However, despite these challenges, high yield bonds and leveraged loans were able to generate positive performance of +2.76%1 and +2.83%2, respectively, over the first half of the year, outperforming equities and a variety of other fixed income asset classes.

Both high yield bonds and leveraged loans have been able to post these strong relative returns despite experiencing quite divergent technical pictures. High yield bond issuance is running only slightly behind 2014, a year that saw the third highest such annual volume on record, while loan issuance volumes are down 36%3 on a gross basis versus 2014. High yield investors continued to pour money into the sector, seemingly shrugging off concerns about Greece and rates and focused on reaching for yield in a low default rate environment. This allowed high yield issuers to issue more debt than they did the year before yet still experience solid performance, even more impressively in light of the high yield market’s heavier exposure to oil and gas credits. The loan markets on the other hand, benefitted from the negative impact that Leveraged Lending Guidelines, issued by the Federal Reserve and Office of the Comptroller of the Currency in 2013 and 2014, had on the willingness of banks to underwrite certain types of loans. Though retail flows continued to be negative, collateralized loan obligations issuance continued at a strong pace, and combined with the limited amount of supply, created an environment ripe for loan prices to rise and spreads to compress via a wave of repricing to start the second quarter.

The benign default environment seen during 2014 continued during the first half of 2015, as the default rate by principal amount for the 12-month period ended June 30, 2015 was 1.9%3 for high yield bonds and 1.7%3 for leveraged loans. This compares to long term averages of 3.7%3 for high yield bonds and 3.4%3 for leveraged loans since 1998. Despite the overall trend of increased leverage and subpar economic growth over the last two to three years, high yield and loan borrowers continue to display credit metrics supportive of a continuation of the low-default rate environment revenues and earnings before interest, taxes, depreciation and amortization for high yield companies increased 3.3%4 and 12.5%4, respectively, excluding energy-related issuers. Furthermore, combined with diminishing tail risks and expectations of a longer path to higher interest rates, it is reasonable to expect another 12 to 24 months of below average default rates, excluding energy.

However, the market will continue to face challenges, some familiar, some new. Familiar challenges include the ongoing uncertainties regarding Europe and China, the length and depth of the selloff in commodities and the uncertain reaction of financial markets when interest rates finally start to move. The “new” challenges, in our opinion, primarily relate to changing regulations and the future impact they will have on the markets. Will the banks choose to exit certain businesses entirely? Who will fill those gaps? How will this impact returns to investors? Though we have seen some of these issues start to emerge recently, they will surely play out over the long term, creating risks and opportunities for investors along the way.

We appreciate your interest and support in the Funds. If you have any questions about the Funds, please call 1-888-301-3838, or go to our website at www.agmfunds.com.

Sincerely,

Apollo Credit Management, LLC

1JPMorgan Domestic High Yield Index, June 30, 2015

2S&P/LSTA Leveraged Loan Total Return Index, June 30, 2015

3JPMorgan in the Credit Strategy Weekly Update, July 17, 2015

4JPMorgan in the Credit Strategy Weekly Update, July 10, 2015

Semi-Annual Report  |  3

Apollo Senior Floating Rate Fund Inc.

Financial Data

As of June 30, 2015 (unaudited)

Portfolio Composition (as % of Current Market Value of Investment Securities)

Loans	93.5%
High Yield Bonds	5.6%
Equity/Other	0.9%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	4.90%
Weighted Average Fixed-Rate Coupon	10.00%
Weighted Average Days to Reset (floating assets)	55
Weighted Average Modified Duration (in years) (fixed assets)	1.90
Average Position Size	$2,084,964
Number of Positions	205
Weighted Average Rating	B

Credit Quality (b)

BB	14.8%
B	72.2%
CCC+ or Lower	8.0%
Not Rated	5.0%

Top 5 Industries (as % of Current Market Value of Investment Securities) (c)

Healthcare & Pharmaceuticals	11.0%
Banking, Finance, Insurance & Real Estate	9.5%
High Tech Industries	9.1%
Media: Broadcasting & Subscription	7.8%
Services: Business	6.7%
Total	44.1%

Top 10 Issuers (as % of Current Market Value of Investment Securities) (d)

First Data Corp.	3.4%
Asurion, LLC	1.4%
Opal Acquisition, Inc.	1.4%
WideOpenWest Finance, LLC	1.3%
Global Tel*Link Corp.	1.3%
PetSmart, Inc.	1.3%
Charming Charlie, LLC	1.3%
Securus Technologies Holdings, Inc.	1.2%
Surgery Center Holdings, Inc.	1.2%
Valeant Pharmaceuticals International, Inc.	1.2%
Total	15.0%

Performance Comparison

	Six Months Ended June 30, 2015	Since Inception on February 23, 2011 to June 30, 2015

AFT - Market Price	10.48%(e)	4.24%(e)(f)
AFT - NAV	4.01%(e)	6.20%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	(0.42)%	4.17%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2015. The quality ratings reflected were issued by Standard & Poor’s Ratings Group (“S&P”), a nationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s Investors Service (“Moody’s”), a nationally recognized statistical rating organization.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. Dollar facilities in the leveraged loan market.

4  |  Semi-Annual Report

Apollo Tactical Income Fund Inc.

Financial Data

As of June 30, 2015 (unaudited)

Portfolio Composition (as % of Current Market
Value of Investment Securities)

Loans	67.6%
High Yield Bonds	21.6%
Structured Products	9.8%
Equity/Other	1.0%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	5.61%
Weighted Average Fixed-Rate Coupon	8.42%
Weighted Average Days to Reset (floating assets)	54
Weighted Average Modified Duration (in years) (fixed assets)	3.30
Average Position Size	$2,216,111
Number of Positions	181
Weighted Average Rating	B

Credit Quality (b)

BB	13.0%
B	60.6%
CCC+ or Lower	15.2%
Not Rated	11.2%

Top 5 Industries (as % of Current Market Value of Investment Securities) (c)

High Tech Industries	8.0%
Energy: Oil & Gas	8.0%
Banking, Finance, Insurance & Real Estate	7.2%
Telecommunications	6.8%
Healthcare & Pharmaceuticals	6.6%
Total	36.6%

Top 10 Issuers (as % of Current Market Value of Investment Securities) (d)

Laureate Education, Inc.	1.5%
TPC Group, Inc.	1.5%
JFIN CLO, Ltd.	1.4%
Onex Carestream Finance, L.P.	1.4%
Avaya, Inc.	1.4%
Summit Midstream Holdings, LLC/ Summit Midstream Finance Corp.	1.4%
Surgery Center Holdings, Inc.	1.3%
Land O’Lakes Capital Trust I	1.3%
Atlas Senior Loan Fund, Ltd.	1.3%
First Data Corp.	1.3%
Total	13.8%

Performance Comparison

	Six Months Ended June 30, 2015	Since Inception on February 25, 2013 to June 30, 2015

AIF - Market Price	3.14%(e)	(1.89)%(e)(f)
AIF - NAV	5.07%(e)	6.69%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	(0.42)%	3.59%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2015. The quality ratings reflected were issued by S&P, a nationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, a nationally recognized statistical rating organization. The Top 5 Industries table above excludes Structured Products which represent 9.8% of the portfolio as of June 30, 2015.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. Dollar facilities in the leveraged loan market.

Semi-Annual Report  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

June 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 136.7%(a)

AEROSPACE & DEFENSE - 8.6%
Alion Science and Technology Corp.
Tranche A Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/17/18(b)(c)	1,862,744	1,825,490
Tranche B Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.00%, 08/16/19(b)(c)	1,823,684	1,763,247
B/E Aerospace, Inc.
Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 12/16/21(c)	2,634,688	2,653,210
Camp International Holding Co.
2013 First Lien Replacement Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/31/19(c)	2,405,688	2,413,711
2013 Second Lien Replacement Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 11/29/19(c)	1,000,000	1,005,000
DAE Aviation Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/24/22(c)(d)	2,780,000	2,780,000
Photonis Technologies SAS
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(c)	2,457,759	2,359,449
SRA International, Inc.
Term Loan, (LIBOR + 5.25%, 1.25% Floor), 6.50%, 07/20/18(c)	3,460,380	3,474,793
TASC, Inc.
First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(c)	497,500	503,099
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(c)	1,420,853	1,436,845
Second Lien Term Loan, 12.00%, 05/21/21(e)	2,233,239	2,328,151
U.S. Joiner Holding Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 04/16/20(b)(c)	1,638,227	1,630,036
Vencore, Inc.
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 05/23/20(c)	606,000	607,012

		24,780,043

AUTOMOTIVE - 1.1%
American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(c)	1,871,710	1,891,606

	Principal Amount ($)	Value ($)

AUTOMOTIVE (continued)
Fram Group Holdings, Inc./Prestone Holdings, Inc.
Second Lien Term Loan, (LIBOR + 9.50%, 1.50% Floor), 11.00%, 01/29/18(c)	1,490,285	1,371,062

		3,262,668

BANKING, FINANCE, INSURANCE & REAL ESTATE - 8.5%
Amwins Group, LLC
First Lien New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/06/19(c)	4,369,466	4,415,345
Asurion, LLC
Incremental Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/24/19(c)	4,379,819	4,395,937
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(c)	1,562,000	1,590,803
Bats Global Markets, Inc.
Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.94%, 03/13/18(c)	2,032,204	2,034,744
First Data Corp.
2017 Second New Dollar Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.69%, 03/24/17(c)	2,500,000	2,495,700
Hyperion Insurance Group, Limited (United Kingdom)
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(c)(f)	2,041,549	2,053,033
Jefferies Finance LLC (JFIN Co-Issuer Corp.)
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)(c)	1,521,739	1,521,739
Medical Card System, Inc.
Term Loan (3.00%, PIK), (LIBOR + 10.00%, 2.00% Floor), 11.24%, 03/17/17(b)(c)(g)	4,681,843	3,440,124
MMM Holdings, Inc.
MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	660,493	527,292
MSO of Puerto Rico, Inc.
MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	480,175	383,338
Walter Investment Management
Corp.
Tranche B Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 12/18/20(c)	1,685,554	1,596,540

		24,454,595

BEVERAGE, FOOD & TOBACCO - 3.8%
ARG IH Corp.
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/15/20(c)	1,896,000	1,905,480

6  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

BEVERAGE, FOOD & TOBACCO (continued)
Hearthside Group Holdings, LLC
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/02/21(c)	3,114,302	3,124,672
Performance Food Group, Inc.
Second Lien Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 11/14/19(c)	1,028,498	1,033,640
PFS Holding, Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(c)	2,775,863	2,565,355
Winebow Holdings, Inc. (The Vintner Group, Inc.)
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)(c)	2,260,897	2,181,766

		10,810,913

CAPITAL EQUIPMENT - 0.8%
Zebra Technologies Corp.
Initial Term Loan, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/27/21(c)	2,344,425	2,373,742

CHEMICALS, PLASTICS & RUBBER - 3.5%
Allnex (Luxembourg) & Cy S.C.A. (Luxembourg)
Tranche B-1 Term Loan, (LIBOR + 3.25%, 1.25% Floor), 4.50%, 10/03/19(b)(c)(f)	422,496	423,553
Allnex USA, Inc. (Luxembourg)
Tranche B-2 Term Loan, (LIBOR + 3.25%, 1.25% Floor), 4.50%, 10/03/19(b)(c)(f)	219,213	219,761
Chemstralia Pty, Ltd. (Chemstralia Finco, LLC) (Australia)
Initial Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 02/28/22(b)(c)(f)	2,267,045	2,278,380
Magnetation, LLC / Mag Finance Corp.
Term Loan (3.00% PIK), 12.00%, 12/07/15(b)(e)	123,544	119,565
Polymer Group, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/19/19(c)	263,066	264,490
Trinseo Materials Operating S.C.A. (Trinseo Materials Finance, Inc.) (Luxembourg)
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/05/21(c)(f)	1,254,545	1,255,530
U.S. Farathane, LLC
Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/23/21(c)	952,961	962,491

	Principal Amount ($)	Value ($)

CHEMICALS, PLASTICS & RUBBER (continued)
Univar Inc.
Term Loan B, (LIBOR + 3.50%, 1.50% Floor), 5.01%, 06/30/17(c)	1,710,177	1,710,827
Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 06/24/22(c)(d)	2,776,436	2,776,880

		10,011,477

CONSTRUCTION & BUILDING - 0.2%
Headwaters, Inc.
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/24/22(c)	500,000	501,250

CONSUMER GOODS: DURABLE - 0.1%
Britax US Holdings, Inc.
Initial Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/15/20(c)	461,497	366,890

CONSUMER GOODS: NON-DURABLE - 3.8%
ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(c)	3,505,515	3,506,970
BRG Sports, Inc.
First Lien Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 04/15/21(c)	1,835,486	1,844,664
Fender Musical Instruments Corp.
Initial Term Loan, (LIBOR +
4.50%, 1.25% Floor), 5.75%,
04/03/19(c)	327,500	328,592
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(c)	768,672	548,970
Polyconcept Investments, B.V.
Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(c)	3,723,119	3,730,100
The Topps Co., Inc.
Term Loan, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 10/02/18(c)	1,104,789	1,088,217

		11,047,513

CONTAINERS, PACKAGING & GLASS - 3.8%
BWay Intermediate Co., Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/20(c)	3,307,520	3,317,162
Hoover Group
First Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(c)	1,488,001	1,391,281
NVLX Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(c)	2,547,239	2,572,711

See accompanying Notes to Financial Statements.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CONTAINERS, PACKAGING & GLASS (continued)
Pelican Products, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 04/10/20(c)	2,758,219	2,758,232
Tekni-Plex, Inc.
First Lien Tranche B-1 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/01/22(c)	772,028	773,669

		10,813,055

ENERGY: OIL & GAS - 8.0%
American Energy-Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(c)	3,061,946	2,394,074
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(c)	651,825	650,195
BlackBrush Oil & Gas, L.P.
Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(c)	3,090,344	2,870,157
Chief Exploration & Development, LLC
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(c)	1,950,784	1,847,393
CITGO Holding, Inc.
Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 05/12/18(c)	1,938,665	1,950,297
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(c)	3,275,126	2,688,321
Drillships Ocean Ventures, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/25/21(c)	311,018	265,920
EMG Utica, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(c)	1,971,926	1,930,023
HGIM Corp.
Term Loan A, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/18/18(c)	4,505,592	4,071,929
Southcross Energy Partners, L.P.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(c)	340,401	338,486
Southcross Holdings Borrower, L.P.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/04/21(c)	862,964	841,032
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(c)	2,619,470	2,344,426

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS (continued)
W3 Co.
First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(c)	917,806	835,203

		23,027,456

ENVIRONMENTAL INDUSTRIES - 1.0%
Emerald 2, Limited (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(c)(f)	2,901,337	2,883,203

FOREST PRODUCTS & PAPER - 1.4%
Caraustar Industries, Inc.
Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(c)	1,641,750	1,649,959
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(c)	2,286,475	2,296,467

		3,946,426

HEALTHCARE & PHARMACEUTICALS - 14.9%
ABB/Con-Cise Optical Group, LLC
Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/06/19(c)	1,506,328	1,502,561
Alere Inc.
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 06/18/22(c)(d)	1,571,429	1,574,729
Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(c)	1,399,070	1,406,066
Amneal Pharmaceuticals, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/01/19(c)	2,668,056	2,677,581
Ardent Medical Services, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.50% Floor), 6.75%, 07/02/18(c)	2,883,954	2,893,557
ATI Holdings, Inc.
Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/20/19(c)	1,505,755	1,513,283
Concentra, Inc.
First Lien Tranche B Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/01/22(c)	1,147,826	1,147,826
Concordia Healthcare Corp. (Canada)
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/21/22(c)(f)	500,000	503,072
Endo Luxembourg Finance I Company S.a.r.l.
First Lien Term Loan B, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 06/24/22(c)(d)	3,371,758	3,383,627

8  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)
InVentiv Health, Inc.
Term Loan B-3, (LIBOR + 6.25%, 1.50% Floor), 7.75%, 05/15/18(c)	723,864	721,754
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(c)	5,894,267	5,811,393
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/01/18(b)(c)	5,176,253	4,723,331
Smile Brands Group, Inc.
Term Loan B, (LIBOR + 6.25%, 1.25% Floor), 7.50%, 08/16/19(b)(c)	3,621,175	2,498,611
Sterigenics-Nordion Holdings, LLC
Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 05/15/22(c)	1,080,882	1,080,882
Steward Health Care System, LLC
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)(c)	2,762,826	2,728,290
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(c)	2,136,209	2,140,215
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 11/03/21(c)	3,000,000	3,000,000
U.S. Renal Care, Inc.
Second Lien Term Loan, (LIBOR + 9.00%, 1.25% Floor), 10.25%, 01/03/20(b)(c)	1,504,000	1,519,980
Valeant Pharmaceuticals International, Inc. (Canada)
Tranche B Term Loan Series F-1, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/01/22(c)(f)	1,498,972	1,498,890
Walgreens Infusion Services
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/07/22(c)	500,000	503,960

		42,829,608

HIGH TECH INDUSTRIES - 13.3%
Commscope, Inc.
Term Loan B, (LIBOR + 3.00%, 0.75% Floor), 05/27/22(c)(d)	1,344,156	1,344,721
Deltek, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/19/22(c)(d)	2,734,800	2,741,651
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/23/23(c)	1,124,528	1,132,962

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(c)	1,428,292	1,423,829
Freescale Semiconductor, Inc.
Tranche B-5 Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 01/15/21(c)	3,900,723	3,920,227
GTCR Valor Companies, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/30/21(c)	2,372,104	2,373,586
Italic Merger Sub (Informatica)
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/03/22(c)(d)	4,089,928	4,088,660
Kronos, Inc.
First Lien Incremental Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/30/19(c)	778,458	780,015
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 02/25/21(b)(c)	563,000	546,110
Lanyon Solutions, Inc. (Lanyon, Inc.)
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 11/13/20(c)	1,450,607	1,436,101
MSC.Software Corp.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(c)	1,772,100	1,769,885
Riverbed Technology, Inc.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/24/22(c)	1,413,219	1,429,648
RP Crown Parent, LLC
First Lien New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/21/18(c)	3,090,829	2,980,734
Second Lien Term Loan, (LIBOR + 10.00%, 1.25% Floor), 11.25%, 12/21/19(c)	1,000,000	924,065
SS&C Technologies Holdings Europe SARL (Luxembourg)
Term Loan B-2, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 06/29/22(c)(d)(f)	532,827	533,829
SS&C Technologies, Inc./ Sunshine Acquisition II, Inc.
Term Loan B-1, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 06/29/22(c)(d)	2,365,231	2,369,678
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/30/22(c)(d)	2,992,443	2,966,259

See accompanying Notes to Financial Statements.  |  9

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(c)	1,995,000	1,997,494
Vision Solutions, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.50% Floor), 6.00%, 07/23/16(b)(c)	3,378,562	3,378,562

		38,138,016

HOTEL, GAMING & LEISURE - 8.8%
CDS U.S. Intermediate Holdings, Inc.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/24/22(c)(d)	590,426	591,164
Centaur Acquisition, LLC
Second Lien Term Loan, (LIBOR + 7.50%, 1.25% Floor), 8.75%, 02/20/20(c)	826,000	836,668
Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B-3 (USD) Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/30/21(c)(f)	4,605,263	4,585,115
Diamond Resorts Corp.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/09/21(c)	842,616	845,254
Equinox Holdings, Inc.
First Lien New Initial Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 01/31/20(b)(c)	2,977,988	2,998,462
Global Cash Access, Inc.
Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(c)	1,433,761	1,447,202
Intertain Group Limited, The (Intertain Group Finance LLC, The) (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)(f)	839,161	839,161
Life Time Fitness, Inc.
Closing Date Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 06/10/22(c)	3,130,435	3,112,044
Peppermill Casinos, Inc.
Term Loan B, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 11/09/18(b)(c)	1,949,789	1,958,320
Planet Fitness Holdings, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/31/21(c)	3,957,055	3,959,528
Scientific Games International, Inc.
Initial Term Loan B-2, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/01/21(c)	3,533,738	3,536,406
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(c)(d)	498,734	499,388

		25,208,712

	Principal Amount ($)	Value ($)

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 4.4%
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(c)	3,921,240	3,842,815
F&W Media, Inc.
Initial Term Loan, (LIBOR + 6.50%, 1.25% Floor), 7.75%, 06/30/19(c)	3,798,350	3,750,871
Information Resources, Inc.
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 3.75%, 09/30/20(c)	1,979,849	1,993,054
The Reader’s Digest Association, Inc.
Term Loan, (LIBOR + 11.00%, 1.50% Floor), 12.50%, 09/30/15(b)(c)	3,004,805	2,974,757

		12,561,497

MEDIA: BROADCASTING & SUBSCRIPTION - 10.1%
Emmis Operating Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)(c)	1,995,000	1,915,200
Granite Broadcasting Corp.
First Lien Tranche B Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 05/23/18(b)(c)	1,269,955	1,269,167
Hargray Communications Group, Inc. (HCP Acquisition, LLC)
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/26/19(c)	4,205,263	4,233,523
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.)
New Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(c)	2,544,752	2,547,932
Numericable U.S., LLC
Dollar Denominated Tranche B-1
Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/21/20(c)	1,589,750	1,595,711
Dollar Denominated Tranche B-2
Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/21/20(c)	1,375,350	1,380,508
Radio One, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 0.00% Floor), 4.78%, 12/31/18(b)(c)	2,443,991	2,493,641
SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/07/19(c)	2,000,760	2,005,762
Telecommunications Management, LLC
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/30/20(c)	1,126,889	1,124,776

10  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(c)	710,475	699,817
WideOpenWest Finance, LLC
Replacement Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 04/01/19(c)	5,581,970	5,581,580
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(c)	3,998,878	3,999,378

		28,846,995

MEDIA: DIVERSIFIED & PRODUCTION - 1.7%

Tech Finance & Co., S.C.A. (Luxembourg)
U.S. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/11/20(c)(f)	4,739,222	4,758,984

METALS & MINING - 0.8%

Murray Energy Corp.
Term Loan B-1, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 04/17/17(c)	1,273,632	1,268,856
Oxbow Carbon, LLC (Oxbow Calcining, LLC)
Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 01/17/20(b)(c)	1,025,641	971,795

		2,240,651

RETAIL - 9.5%

Academy Ltd.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/16/22(c)(d)	3,000,000	3,003,750
At Home Holding III, Inc.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/03/22(c)	1,565,217	1,565,217
Bass Pro Group, LLC
2015 New Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 06/05/20(c)	2,818,334	2,822,617
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(c)	5,282,042	5,275,439
David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 10/11/19(c)	2,021,355	1,943,027
HMK Intermediate Holdings, LLC
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/30/19(b)(c)	1,098,972	1,097,599

	Principal Amount ($)	Value ($)

RETAIL (continued)

Mattress Holding Corp.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/20/21(c)	2,749,873	2,776,216
PetSmart, Inc.
Tranche B-1 Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/11/22(c)	5,391,548	5,387,504
Sears Roebuck Acceptance Corp. (KMART Corp.)
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(c)	2,989,886	2,954,381
Vince, LLC (Vince Intermediate Holding, LLC)
Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/27/19(c)	415,465	415,984

		27,241,734

SERVICES: BUSINESS - 9.8%

Brock Holdings III, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.50% Floor), 6.00%, 03/16/17(c)	605,395	603,694
Carecore National, LLC
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(c)	1,405,988	1,413,018
EIG Investors Corp.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/09/19(c)	3,645,879	3,638,277
Element Materials Technology Group U.S. Holdings, Inc. (Element Materials Technology Holdings U.K., Ltd.)
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/06/21(c)	644,904	646,519
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(c)	2,029,687	1,977,676
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(c)	1,000,000	938,335
GCA Services Group, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.25% Floor), 9.25%, 11/01/20(b)(c)	834,400	834,400
Genex Holdings, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/28/21(c)(d)	1,916,885	1,920,882
IBC Capital I, Limited
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/09/21(c)	1,995,000	1,955,100
Infogroup, Inc.
Term Loan B, (LIBOR + 6.00%, 1.50% Floor), 7.50%, 05/26/18(c)	3,480,634	3,358,812

See accompanying Notes to Financial Statements.  |  11

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Onex Carestream Finance, L.P.
First Lien 2013 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/19(c)	2,384,766	2,386,078
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(c)	2,415,389	2,406,331
Packers Holdings, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/02/21(c)	497,500	501,231
SGS Cayman, L.P. (Cayman Islands)
Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(c)(f)	430,409	433,456
SNL Financial, LC
New Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/18(c)	943,851	946,508
Stafford Logistics, Inc. (dba Custom Ecology, Inc.)
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 06/26/19(b)(c)	2,427,875	2,306,481
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(c)	1,849,016	1,862,107

		28,128,905

SERVICES: CONSUMER - 2.6%

Laureate Education, Inc.
2018 New Series Extended Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 06/15/18(c)	5,188,771	4,857,987
NVA Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/14/21(c)	1,736,398	1,741,468
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)(c)	955,026	958,607

		7,558,062

TELECOMMUNICATIONS - 9.4%

Altice Financing, S.A. (Luxembourg)
Dollar Denominated Tranche Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/04/22(c)(f)	1,022,821	1,030,068
Avaya, Inc.
Replacement Term Loan B-6, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 03/31/18(c)	558,576	556,948
Term Loan B-3, (LIBOR + 4.50%, 0.00% Floor), 4.68%, 10/26/17(c)	1,478,618	1,470,168

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

CWC Cayman Finance, Limited (Cayman Islands)
Secured Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/28/17(c)(f)	1,420,327	1,422,102
Unsecured Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 04/28/17(b)(c)(f)	1,470,588	1,477,941
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)(c)	5,695,422	5,581,513
Grande Communications Networks, LLC
Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/29/20(c)	4,016,260	4,001,219
LTS Buyer, LLC (Sidera Networks, Inc.)
Second Lien Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 04/12/21(c)	456,665	455,902
Ntelos, Inc.
Advanced Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/09/19(b)(c)	4,008,381	3,547,417
Securus Technologies Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.50%, 1.25% Floor), 4.75%, 04/30/20(c)	2,543,723	2,482,241
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(c)	2,800,000	2,692,200
The TelX Group, Inc.
Second Lien Initial Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/09/21(c)	600,000	603,000
U.S. TelePacific Corp.
Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/25/20(c)	1,783,599	1,785,829

		27,106,548

TRANSPORTATION: CARGO - 1.7%

Carrix, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(c)	4,012,764	3,766,982
OSG Bulk Ships, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/05/19(c)	1,044,450	1,047,719

		4,814,701

TRANSPORTATION: CONSUMER - 2.0%

Blue Bird Body Co.
Facility Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 06/26/20(b)(c)	1,440,993	1,444,595

12  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TRANSPORTATION: CONSUMER (continued)

Landmark Aviation FBO Canada, Inc. (Canada)
Canadian Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/25/19(c)(f)	93,190	92,724
LM U.S. Member LLC (LM U.S. Corp Acquisition Inc.)
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/25/19(c)	2,348,030	2,336,290
Travel Leaders Group, LLC
Term Loan B, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(c)	1,836,024	1,861,269

		5,734,878

UTILITIES: ELECTRIC - 3.1%

Granite Acquisition, Inc.
First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/17/21(c)	2,402,360	2,432,366
First Lien Term Loan C, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/17/21(c)	106,235	107,562
Second Lien Term Loan B, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/19/22(c)	1,309,090	1,339,638
Panda Sherman Power, LLC Construction Term Loan Advances, (LIBOR + 7.50%, 1.50% Floor), 9.00%, 09/14/18(b)(c)	1,191,374	1,180,950
Pike Corp.
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(c)	2,776,574	2,790,457
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(c)	1,000,000	993,335

		8,844,308

Total Senior Loans (Cost $396,300,233)		392,292,830

Corporate Notes and Bonds - 8.2%(e)

BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.0%

First Data Corp.
12.63%, 01/15/21	10,000,000	11,575,000

CHEMICALS, PLASTICS & RUBBER - 0.1%

Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(b)(h)(i)	753,000	263,866

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS - 1.2%

Valeant Pharmaceuticals International, Inc. (Canada)
7.50%, 07/15/21(f)(i)	3,200,000	3,452,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.6%

Acosta, Inc.
7.75%, 10/01/22(i)	1,600,000	1,616,000

MEDIA: BROADCASTING & SUBSCRIPTION - 1.3%

Columbus International, Inc. (Barbados)
7.38%, 03/30/21(f)(i)	1,285,000	1,386,194
Intelsat Jackson Holdings S.A. (Luxembourg)
7.25%, 10/15/20(f)	1,000,000	992,500
Radio One, Inc.
9.25%, 02/15/20(i)	1,484,000	1,357,860

		3,736,554

MEDIA: DIVERSIFIED & PRODUCTION - 1.0%

SiTV, Inc.
10.38%, 07/01/19(i)	3,420,000	2,838,600

Total Corporate Notes and Bonds (Cost $23,313,939)		23,482,020

	Share Quantity	Value ($)

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%

Watford Holdings, Ltd. (Bermuda)
8.50% (b)(f)	160,000	3,904,160

Total Preferred Stock (Cost $3,920,000)		3,904,160

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.
07/26/18(b)(j)	54,913	—

Total Warrants (Cost $ — )		—

Total Investments-146.3%		419,679,010
(Cost of $423,534,172) (k)(l)
Other Assets & Liabilities, Net-5.7%		16,383,168
Loan Outstanding-(52.0)%		(149,177,541)

Net Assets (Applicable to Common Shares)-100.0%		286,884,637

See accompanying Notes to Financial Statements.  |  13

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at June 30, 2015. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

Senior Loan assets may have additional unfunded loan commitments. As of June 30, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Charger OpCo B.V. (Oak Tea, Inc.)*	$3,740,601
LTS Buyer, LLC (Sidera Networks, Inc.)	1,912,192

Total Unfunded Loan Commitments	$5,652,793

* The loan commitment for Charger OpCo B.V. (Oak Tea, Inc.) was subsequently funded on July 2, 2015.

(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at June 30, 2015 was 0.19% and 0.28%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at June 30, 2015, the prevailing rate in effect at June 30, 2015 was the base rate plus the LIBOR floor, except as indicated.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(e)	Fixed rate asset.
(f)	Foreign issuer traded in U.S. dollars.
(g)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional principal amount.
(h)	The issuer is in default of its payment obligation as of May 5, 2015, as such, income is no longer being accrued.
(i)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2015, these securities amounted to $10,914,520, or 3.8% of net assets.
(j)	Non income-producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility (Note 8).
(l)	The aggregate cost of securities for federal income tax purposes was $423,548,842. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$5,092,702
Gross unrealized depreciation	(8,962,534)

Net unrealized depreciation	$(3,869,832)

14  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans - 98.4%(a)

AEROSPACE & DEFENSE - 7.8%

Alion Science and Technology Corp.
Tranche A Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/17/18(b)(c)	1,862,744	1,825,490
Tranche B Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.00%, 08/16/19(b)(c)	1,823,684	1,763,247
Camp International Holding Co.
2013 First Lien Replacement Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/31/19(c)	1,118,638	1,122,368
2013 Second Lien Replacement Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 11/29/19(c)	1,350,000	1,356,750
DAE Aviation Holdings, Inc.
First Lien Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%, 06/24/22(c)(d)	2,780,000	2,780,000
Photonis Technologies SAS
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(c)	2,457,759	2,359,449
SRA International, Inc.
Term Loan, (LIBOR + 5.25%, 1.25% Floor), 6.50%, 07/20/18(c)	2,832,952	2,844,751
TASC, Inc.
First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(c)	497,500	503,099
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(c)	1,420,853	1,436,845
Second Lien Term Loan, 12.00%, 05/21/21(e)	2,233,239	2,328,151
U.S. Joiner Holding Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 04/16/20(b)(c)	1,638,227	1,630,036
Vencore, Inc.
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 05/23/20(c)	606,000	607,012

		20,557,198

AUTOMOTIVE - 0.7%

American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(c)	1,871,710	1,891,606

BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.9%

Asurion, LLC
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(c)	4,624,000	4,709,267

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Hyperion Insurance Group, Limited (United Kingdom)
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(c)(f)	2,041,549	2,053,033
Jefferies Finance LLC (JFIN Co-Issuer Corp.)
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)(c)	1,521,739	1,521,739
Medical Card System, Inc.
Term Loan (3.00%, PIK), (LIBOR + 10.00%, 2.00% Floor), 11.24%, 03/17/17(b)(c)(g)	4,321,701	3,175,499
MMM Holdings, Inc.
MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	1,138,536	908,928
MSO of Puerto Rico, Inc.
MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	827,710	660,786

		13,029,252

BEVERAGE, FOOD & TOBACCO - 1.0%

PFS Holding Corp.
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/31/22(c)	499,800	373,600
Winebow Holdings, Inc. (The Vintner Group, Inc.)
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)(c)	2,505,795	2,418,092

		2,791,692

CAPITAL EQUIPMENT - 0.9%

Zebra Technologies Corp.
Initial Term Loan, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/27/21(c)	2,344,425	2,373,742

CHEMICALS, PLASTICS & RUBBER - 2.8%

Chemstralia Pty, Ltd. (Chemstralia Finco, LLC) (Australia)
Initial Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 02/28/22(b)(c)(f)	2,267,045	2,278,380
Magnetation, LLC / Mag Finance Corp.
Term Loan (3.00% PIK), 12.00%, 12/07/15(b)(e)	567,841	549,557
Polymer Group, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/19/19(c)	770,531	774,704
U.S. Farathane, LLC
Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/23/21(c)	952,961	962,491

See accompanying Notes to Financial Statements.  |  15

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CHEMICALS, PLASTICS & RUBBER (continued)

Univar Inc.
Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 06/24/22(c)(d)	2,776,436	2,776,880

		7,342,012

CONSUMER GOODS: NON-DURABLE - 4.4%

ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(c)	3,505,515	3,506,970
BRG Sports, Inc.
First Lien Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 04/15/21(c)	1,835,486	1,844,664
Fender Musical Instruments Corp.
Initial Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 04/03/19(c)	327,500	328,592
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(c)	2,109,635	1,506,659
Polyconcept Investments, B.V.
Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(c)	3,266,734	3,272,859
The Topps Co., Inc.
Term Loan, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 10/02/18(c)	1,104,789	1,088,217

		11,547,961

CONTAINERS, PACKAGING & GLASS - 3.0%

BWay Intermediate Co., Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/20(c)	1,529,999	1,534,459
Hoover Group
First Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(c)	773,308	723,043
NVLX Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(c)	2,048,489	2,068,974
Pelican Products, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 04/10/20(c)	2,758,219	2,758,232
Tekni-Plex, Inc.
First Lien Tranche B-1 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/01/22(c)	772,028	773,669

		7,858,377

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS - 6.4%

American Energy-Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(c)	1,561,946	1,221,254
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(c)	651,825	650,195
BlackBrush Oil & Gas, L.P.
Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(c)	3,090,344	2,870,157
Chief Exploration & Development, LLC
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(c)	2,926,177	2,771,089
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(c)	3,275,126	2,688,321
Drillships Ocean Ventures, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/25/21(c)	311,018	265,920
EMG Utica, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(c)	1,037,624	1,015,575
HGIM Corp.
Term Loan A, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/18/18(c)	671,025	606,439
Southcross Energy Partners, L.P.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(c)	340,401	338,486
Southcross Holdings Borrower, L.P.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/04/21(c)	862,964	841,032
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(c)	2,619,470	2,344,426
Targa Resources Corp.
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 02/27/22(c)	371,251	375,313
W3 Co.
First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(c)	1,101,222	1,002,112

		16,990,319

ENVIRONMENTAL INDUSTRIES - 1.1%

Emerald 2, Limited (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(c)(f)	2,901,337	2,883,203

16  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

FOREST PRODUCTS & PAPER - 1.5%

Caraustar Industries, Inc.
Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(c)	1,194,000	1,199,970
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(c)	2,743,286	2,755,274

		3,955,244

HEALTHCARE & PHARMACEUTICALS - 8.3%

Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(c)	1,399,070	1,406,066
Ardent Medical Services, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.50% Floor), 6.75%, 07/02/18(c)	806,121	808,805
Concordia Healthcare Corp. (Canada)
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/21/22(c)(f)	500,000	503,072
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(c)	4,479,389	4,416,409
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/01/18(b)(c)	3,682,213	3,360,019
Smile Brands Group, Inc.
Term Loan B, (LIBOR + 6.25%, 1.25% Floor), 7.50%, 08/16/19(b)(c)	3,621,175	2,498,611
Steward Health Care System, LLC
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)(c)	1,276,431	1,260,476
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(c)	1,652,639	1,655,738
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 11/03/21(c)	3,500,000	3,500,000
U.S. Renal Care, Inc.
Incremental Tranche B-1 Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/03/20(b)(c)	1,212,000	1,224,878
Second Lien Term Loan, (LIBOR + 9.00%, 1.25% Floor), 10.25%, 01/03/20(b)(c)	788,000	796,372
Walgreens Infusion Services
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/07/22(c)	500,000	503,960

		21,934,406

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES - 10.5%

Deltek, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/19/22(c)(d)	1,893,440	1,898,183
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/23/23(c)	1,124,528	1,132,962
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(c)	1,428,292	1,423,829
GTCR Valor Companies, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/30/21(c)	2,372,104	2,373,586
Italic Merger Sub (Informatica)
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/03/22(c)(d)	3,118,963	3,117,996
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 02/25/21(b)(c)	1,682,000	1,631,540
Lanyon Solutions, Inc. (Lanyon, Inc.)
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 11/13/20(c)	579,769	573,971
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 11/15/21(c)	2,219,037	2,130,275
MSC.Software Corp.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(c)	891,990	890,875
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 05/31/21(b)(c)	2,550,000	2,505,375
Riverbed Technology, Inc.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/24/22(c)	1,413,219	1,429,648
RP Crown Parent, LLC
First Lien New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/21/18(c)	3,090,829	2,980,734
Second Lien Term Loan, (LIBOR + 10.00%, 1.25% Floor), 11.25%, 12/21/19(c)	1,000,000	924,065
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 06/30/22(c)(d)	2,992,443	2,966,259
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(c)	1,995,000	1,997,494

		27,976,792

See accompanying Notes to Financial Statements.  |  17

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HOTEL, GAMING & LEISURE - 5.2%

CDS U.S. Intermediate Holdings, Inc.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/24/22(c)(d)	590,426	591,164
Centaur Acquisition, LLC
Second Lien Term Loan, (LIBOR + 7.50%, 1.25% Floor), 8.75%, 02/20/20(c)	3,000,000	3,038,745
Diamond Resorts Corp.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/09/21(c)	842,616	845,254
Global Cash Access, Inc.
Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(c)	1,115,289	1,125,745
Intertain Group Limited, The (Intertain Group Finance LLC, The) (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)(f)	839,161	839,161
Peppermill Casinos, Inc.
Term Loan B, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 11/09/18(b)(c)	1,954,676	1,963,228
Planet Fitness Holdings, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/31/21(c)	1,854,966	1,856,124
Scientific Games International, Inc.
Initial Term Loan B-2, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/01/21(c)	3,533,738	3,536,406

		13,795,827

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.9%

ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(c)	3,921,240	3,842,815
F&W Media, Inc.
Initial Term Loan, (LIBOR + 6.50%, 1.25% Floor), 7.75%, 06/30/19(c)	3,798,350	3,750,871

		7,593,686

MEDIA: BROADCASTING & SUBSCRIPTION - 5.1%

Emmis Operating Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)(c)	1,995,000	1,915,200
Granite Broadcasting Corp.
First Lien Tranche B Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 05/23/18(b)(c)	575,329	574,973

	Principal Amount ($)	Value ($)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.)
New Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(c)	2,544,752	2,547,932
Radio One, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 0.00% Floor), 4.78%, 12/31/18(b)(c)	2,443,991	2,493,641
SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/07/19(c)	1,988,225	1,993,196
Telecommunications Management, LLC
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(c)	1,065,712	1,049,726
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(c)	3,003,339	3,003,714

		13,578,382

MEDIA: DIVERSIFIED & PRODUCTION - 1.5%

Tech Finance & Co., S.C.A. (Luxembourg)
U.S. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/11/20(c)(f)	4,027,323	4,044,117

METALS & MINING - 1.0%

Murray Energy Corp.
Term Loan B-1, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 04/17/17(c)	1,273,632	1,268,856
Oxbow Carbon, LLC (Oxbow Calcining, LLC)
Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 01/17/20(b)(c)	1,538,462	1,457,692

		2,726,548

RETAIL - 7.9%

Academy Ltd.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/16/22(c)(d)	3,000,000	3,003,750
At Home Holding III, Inc.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/03/22(c)	1,565,217	1,565,217
Bass Pro Group, LLC
2015 New Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 06/05/20(c)	2,818,334	2,822,617
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(c)	1,214,640	1,213,121

18  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

RETAIL (continued)

David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 10/11/19(c)	2,021,355	1,943,027
Mattress Holding Corp.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/20/21(c)	2,749,873	2,776,216
PetSmart, Inc.
Tranche B-1 Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/11/22(c)	4,000,000	3,997,000
Sears Roebuck Acceptance Corp. (KMART Corp.)
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(c)	3,142,449	3,105,133
Vince, LLC (Vince Intermediate Holding, LLC)
Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/27/19(c)	415,465	415,984

		20,842,065

SERVICES: BUSINESS - 8.7%

Carecore National, LLC
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(c)	994,962	999,937
EIG Investors Corp.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/09/19(c)	1,871,063	1,867,162
Element Materials Technology Group U.S. Holdings, Inc. (Element Materials Technology Holdings U.K., Ltd.)
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/06/21(c)	644,904	646,519
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(c)	997,487	971,927
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(c)	1,000,000	938,335
Genex Holdings, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/28/21(c)(d)	1,916,885	1,920,882
Infogroup, Inc.
Term Loan B, (LIBOR + 6.00%, 1.50% Floor), 7.50%, 05/26/18(c)	3,359,091	3,241,522
Onex Carestream Finance, L.P.
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(c)	5,448,718	5,428,286
SGS Cayman, L.P. (Cayman Islands)
Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(c)(f)	430,409	433,456

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)

Stadium Management Corp. (SMG)
2014 Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 02/27/21(b)(c)	2,490,000	2,502,450
Stafford Logistics, Inc. (dba Custom Ecology, Inc.)
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 06/26/19(b)(c)	2,427,875	2,306,481
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(c)	1,849,016	1,862,107

		23,119,064

SERVICES: CONSUMER - 1.9%

Laureate Education, Inc.
2018 New Series Extended Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 06/15/18(c)	4,319,717	4,044,335
NVA Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)(c)	955,026	958,607

		5,002,942

TELECOMMUNICATIONS - 6.0%

Altice Financing, S.A. (Luxembourg)
Dollar Denominated Tranche Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/04/22(c)(f)	1,022,821	1,030,068
CWC Cayman Finance, Limited (Cayman Islands)
Secured Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/28/17(c)(f)	1,420,327	1,422,102
Unsecured Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 04/28/17(b)(c)(f)	1,470,588	1,477,941
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)(c)	1,238,332	1,213,565
Ntelos, Inc.
Advanced Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/09/19(b)(c)	4,008,381	3,547,417
Securus Technologies Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(c)	5,000,000	4,807,500
The TelX Group, Inc.
Second Lien Initial Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/09/21(c)	600,000	603,000

See accompanying Notes to Financial Statements.  |  19

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TELECOMMUNICATIONS (continued)
U.S. TelePacific Corp.
Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/25/20(c)	1,783,599	1,785,829

		15,887,422

TRANSPORTATION: CARGO - 1.8%

Carrix, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(c)	4,012,764	3,766,982
OSG Bulk Ships, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/05/19(c)	1,044,450	1,047,719

		4,814,701

TRANSPORTATION: CONSUMER - 1.2%

Blue Bird Body Co.
Facility Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 06/26/20(b)(c)	1,440,993	1,444,595
Travel Leaders Group, LLC
Term Loan B, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(c)	1,836,024	1,861,269

		3,305,864

UTILITIES: ELECTRIC - 1.9%

Granite Acquisition, Inc.
Second Lien Term Loan B, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/19/22(c)	1,309,090	1,339,638
Pike Corp.
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(c)	2,776,574	2,790,457
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(c)	1,000,000	993,335

		5,123,430

Total Senior Loans (Cost $265,283,600)		260,965,852

Corporate Notes and Bonds - 31.5%(e)

AUTOMOTIVE - 0.4%

American Tire Distributors, Inc.
10.25%, 03/01/22(h)	1,028,000	1,102,530

BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.1%

First Data Corp.
10.63%, 06/15/21	3,256,000	3,614,160
11.25%, 01/15/21	1,190,000	1,323,875
National Financial Partners Corp.
9.00%, 07/15/21(h)	4,000,000	3,965,000
SquareTwo Financial Corp.
11.63%, 04/01/17	2,647,000	1,958,780

		10,861,815

	Principal Amount ($)	Value ($)

BEVERAGE, FOOD & TOBACCO - 3.5%

Chiquita Brands International, Inc. / Chiquita Brands, LLC
7.88%, 02/01/21	2,462,000	2,662,038
Land O’Lakes Capital Trust I
7.45%, 03/15/28(h)	4,719,000	5,037,533
NBTY, Inc.
9.00%, 10/01/18	1,625,000	1,683,906

		9,383,477

CAPITAL EQUIPMENT - 1.1%

Optimas OE Solutions Holdings, LLC / Optimas OE Solutions, Inc.
8.63%, 06/01/21(h)	3,000,000	3,060,000

CHEMICALS, PLASTICS & RUBBER - 2.6%

Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(b)(h)(i)	3,461,000	1,212,804
TPC Group, Inc. (Texas Petrochemical)
8.75%, 12/15/20(h)	6,000,000	5,580,000

		6,792,804

CONSUMER GOODS: NON-DURABLE - 1.8%

American Greetings Corp.
7.38%, 12/01/21	4,529,000	4,772,434

ENERGY: OIL & GAS - 5.2%

Citgo Holding, Inc.
10.75%, 02/15/20(h)	3,000,000	3,082,500
Northern Oil and Gas, Inc.
8.00%, 06/01/20	1,519,000	1,389,885
Sidewinder Drilling, Inc.
9.75%, 11/15/19(b)(h)	6,000,000	4,050,000
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.
7.50%, 07/01/21	5,000,000	5,262,500

		13,784,885

HEALTHCARE & PHARMACEUTICALS - 1.3%

Valeant Pharmaceuticals International, Inc. (Canada)
7.50%, 07/15/21(f)(h)	3,200,000	3,452,000

HIGH TECH INDUSTRIES - 1.2%

Cimpress NV (Netherlands)
7.00%, 04/01/22(b)(f)(h)	3,000,000	3,093,750

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.6%

Acosta, Inc.
7.75%, 10/01/22(h)	1,600,000	1,616,000

MEDIA: BROADCASTING & SUBSCRIPTION - 3.5%

Columbus International, Inc. (Barbados)
7.38%, 03/30/21(f)(h)	3,285,000	3,543,694
Intelsat Jackson Holdings S.A. (Luxembourg)
7.25%, 10/15/20(f)	1,000,000	992,500

20  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds(e) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

Intelsat Luxembourg, S.A. (Luxembourg)
7.75%, 06/01/21(f)	3,000,000	2,516,250
Radio One, Inc.
9.25%, 02/15/20(h)	2,484,000	2,272,860

		9,325,304

MEDIA: DIVERSIFIED & PRODUCTION - 1.1%

SiTV, Inc.
10.38%, 07/01/19(h)	3,420,000	2,838,600

SERVICES: CONSUMER - 1.1%

Laureate Education, Inc.
10.00%, 09/01/19(h)	2,000,000	1,872,500
StoneMor Partners, L.P. / Cornerstone Family Services of West Virginia
7.88%, 06/01/21	987,000	1,031,415

		2,903,915

TELECOMMUNICATIONS - 4.0%

Altice US Finance I Corp.
5.38%, 07/15/23(h)	1,333,000	1,303,008
Avaya, Inc.
9.00%, 04/01/19(h)	5,255,000	5,386,375
Windstream Services, LLC
7.75%, 10/15/20	4,000,000	3,930,000

		10,619,383

Total Corporate Notes and Bonds (Cost $88,803,331)		83,606,897

Structured Products - 14.3%(j)
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class E2, 7.11%, 04/15/27(b)(f)(h)(k)	4,400,000	4,415,840
Atlas Senior Loan Fund, Ltd. (Cayman Islands)
Series 2012-1A, Class B3L, 7.77%, 08/15/24(b)(f)(h)(k)	5,000,000	4,975,000
Cent CLO, L.P. (Cayman Islands)
Series 2013-17A, Class D, 6.28%, 01/30/25(b)(f)(h)(k)	4,000,000	3,874,000
ECP CLO, Ltd. (Cayman Islands)
Series 2014-6, 6.83%, 07/15/26(b)(f)(h)(k)	4,000,000	3,837,320
Ivy Hill Middle Market Credit Fund Ltd. 10 (Cayman Islands)
7.58%, 07/18/27(b)(f)	2,350,000	2,328,944
JFIN CLO, Ltd. (Cayman Islands)
Series 2013-1I, Class E, 6.28%, 01/20/25(b)(f)(k)	2,000,000	1,703,200
Series 2015-1A, Class E, 5.35%, 03/15/26(b)(f)(h)(k)	4,500,000	3,793,500
Marea CLO, Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.38%, 10/15/23(b)(f)(h)(k)	4,000,000	3,969,284

	Principal
	Amount ($)	Value ($)

NXT Capital CLO, LLC 2014-1
Series 2014-1, 5.78%, 04/23/26(b)(h)(k)	5,000,000	4,500,000
OCP CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 5.53%, 04/26/26(b)(f)(h)(k)	3,000,000	2,426,475
Octagon Investment Partners XIV, Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.78%, 01/15/24(b)(f)(h)(k)	2,200,000	1,994,234

Total Structured Products (Cost $38,440,753)		37,817,797

	Share
	Quantity	Value ($)

Preferred Stock - 1.5%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%
Watford Holdings, Ltd. (Bermuda)
8.50% (b)(f)	160,000	3,904,160

Total Preferred Stock (Cost $3,920,000)		3,904,160

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.
07/26/18(b)(l)	50,689	—

Total Warrants (Cost $ — )		—

Total Investments-145.7%		386,294,706
(Cost of $396,447,684) (m)(n)
Other Assets & Liabilities, Net-6.3%		16,744,123
Loan Outstanding-(52.0)%		(137,960,921)

Net Assets -100.0%		265,077,908

See accompanying Notes to Financial Statements.  |  21

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2015 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the LIBOR and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at June 30, 2015. Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

Senior Loan assets may have additional unfunded loan commitments. As of June 30, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitments

Charger OpCo B.V. (Oak Tea, Inc.)*	$3,740,601
LTS Buyer, LLC (Sidera Networks, Inc.)	1,912,192

Total Unfunded Loan Commitments	$5,652,793

* The loan commitment for Charger OpCo B.V. (Oak Tea, Inc.) was subsequently funded on July 2, 2015.

(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at June 30, 2015 was 0.19% and 0.28%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at June 30, 2015, the prevailing rate in effect at June 30, 2015 was the base rate plus the LIBOR floor, except as indicated.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(e)	Fixed rate asset.
(f)	Foreign issuer traded in U.S. dollars.
(g)	Represents a PIK security which may pay interest in additional principal amount.
(h)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2015, these securities amounted to $86,254,807, or 32.5% of net assets.
(i)	The issuer is in default of its payment obligation as of May 5, 2015, as such, income is no longer being accrued.
(j)	Structured Products include CLOs. A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.
(k)	Floating rate asset. The interest rate shown reflects the rate in effect at June 30, 2015.
(l)	Non income-producing asset.
(m)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility (Note 8).
(n)	The aggregate cost of securities for federal income tax purposes was $396,460,161. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$5,287,819
Gross unrealized depreciation	(15,453,274)

Net unrealized depreciation	$(10,165,455)

22  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Assets and Liabilities

June 30, 2015  (unaudited)

	Apollo	Apollo
	Senior	Tactical
	Floating Rate	Income
	Fund Inc.	Fund Inc.
Assets:

Investment securities at fair value (cost $423,534,172 and $396,447,684, respectively)	$419,679,010	$386,294,706
Cash and cash equivalents	18,653,709	17,365,252
Interest and dividends receivable	2,609,668	3,951,258
Receivable for investment securities sold	26,008,970	18,967,315
Unrealized appreciation on unfunded transactions (Note 9)	56,391	56,391
Prepaid expenses	265,030	264,677

Total Assets	$467,272,778	$426,899,599

Liabilities:

Borrowings under credit facility (principal $149,269,000 and $138,000,000, respectively, less unamortized deferred financing costs of $91,459 and $39,079, respectively) (Note 8)	$149,177,541	$137,960,921
Payable for investment securities purchased	30,123,135	22,796,902
Interest payable	306,831	329,083
Distributions payable to common shareholders	62,225	51,239
Investment advisory fee payable	359,626	333,086
Other payables and accrued expenses due to affiliates	108,551	101,725
Other payables and accrued expenses	250,232	248,735

Total Liabilities	180,388,141	161,821,691

Commitments and Contingencies (Note 9)

Net Assets (Applicable to Common Shareholders)	$286,884,637	$265,077,908

Net Assets Consist of:

Paid-in capital ($0.001 par value, 999,998,466 and 1,000,000,000 common shares authorized, respectively, and 15,573,061 and 14,464,026 issued and outstanding, respectively) (Note 6)	$296,704,310	$275,624,904
Undistributed net investment income	1,324,004	2,020,654
Accumulated net realized loss from investments	(7,344,906)	(2,471,063)
Net unrealized depreciation on investments and unfunded transactions	(3,798,771)	(10,096,587)

Net Assets (Applicable to Common Shareholders)	$286,884,637	$265,077,908

Number of Common Shares outstanding	15,573,061	14,464,026
Net Asset Value, per Common Share	$18.42	$18.33

See accompanying Notes to Financial Statements.  |  23

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Operations

For the Six Months Ended June 30, 2015 (unaudited)

	Apollo	Apollo
	Senior	Tactical
	Floating Rate	Income
	Fund Inc.	Fund Inc.
Investment Income:

Interest	$13,981,194	$14,777,262
Dividends	170,000	170,000

Total Investment Income	14,151,194	14,947,262

Expenses:

Investment advisory fee (Note 3)	2,164,638	2,003,380
Interest and commitment fee expense (Note 8)	1,096,380	964,422
Professional fees	237,562	207,806
Administrative services of the Adviser (Note 3)	323,889	299,693
Insurance expense	173,289	173,289
Amortization of deferred financing costs (Note 8)	51,895	42,929
Board of Directors fees (Note 3)	50,574	55,574
Other operating expenses (Note 3)	198,447	187,637

Total Expenses	4,296,674	3,934,730
Expense reimbursement waived by Adviser (Note 3)	—	—

Net Expenses	4,296,674	3,934,730

Net Investment Income	9,854,520	11,012,532

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized loss on investments	(3,839,782)	(2,671,250)
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions (Note 9)	4,944,371	3,462,496

Net realized and unrealized gain on investments	1,104,589	791,246

Net Increase in Net Assets, Applicable to Common Shareholders, Resulting From Operations	$10,959,109	$11,803,778

24  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	June 30, 2015	December 31,
	(unaudited)	2014

Increase/(Decrease) in Net Assets:

From Operations

Net investment income	$9,854,520	$18,404,508
Net realized (loss)/gain on investments	(3,839,782)	1,508,772
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions	4,944,371	(13,230,681)
Distributions to preferred shareholders	—	(244,641)

Net increase in net assets from operations	10,959,109	6,437,958

Distributions to Common Shareholders

From net investment income	(9,066,636)	(19,176,667)

Total distributions to common shareholders	(9,066,636)	(19,176,667)

Total increase/(decrease) in net assets	$1,892,473	$(12,738,709)

Net Assets Applicable to Common Shares

Beginning of period	284,992,164	297,730,873

End of period	$286,884,637	$284,992,164

Undistributed net investment income	$1,324,004	$534,942

See accompanying Notes to Financial Statements.  |  25

Apollo Tactical Income Fund Inc.

Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	June 30, 2015	December 31,
	(unaudited)	2014

Increase/(Decrease) in Net Assets:

From Operations

Net investment income	$11,012,532	$21,617,971
Net realized (loss)/gain on investments	(2,671,250)	2,163,995
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions	3,462,496	(18,578,584)

Net increase in net assets from operations	11,803,778	5,203,382

Distributions to Common Shareholders

From net investment income	(10,153,746)	(21,593,489)
From realized gains on investments	—	(2,358,946)

Total distributions to common shareholders	(10,153,746)	(23,952,435)

Total increase/(decrease) in net assets	$1,650,032	$(18,749,053)

Net Assets Applicable to Common Shares

Beginning of period	263,427,876	282,176,929

End of period	$265,077,908	$263,427,876

Undistributed net investment income	$2,020,654	$1,160,978

26  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2015 (unaudited)

Cash Flows From Operating Activities:

Net increase in net assets from operations	$10,959,109

Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash Flows Used by Operating Activities:
Net realized loss on investments	3,839,782
Net change in unrealized (appreciation)/depreciation on investments and unfunded transactions	(4,944,371)
Net amortization/(accretion) of premium/(discount)	(466,947)
Purchase of investment securities	(134,450,971)
Proceeds from disposition of investment securities and principal paydowns	121,935,749
Payment-in-kind interest	(76,858)
Amortization of deferred financing costs	51,895
Changes in Operating Assets and Liabilities:
Increase in interest and dividends receivable	(225,628)
Increase in prepaid expenses	(183,092)
Increase in interest payable	20,235
Decrease in investment advisory fee payable	(11,058)
Decrease in other payables and accrued expenses due to affiliates	(89,721)
Increase in other payables and accrued expenses	25,866

Net cash flows used in operating activities	(3,616,010)

Cash Flows From Financing Activities:
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(9,137,529)

Net cash flows used in financing activities	(9,137,529)

Net Decrease in Cash and Cash Equivalents	(12,753,539)

Cash and cash equivalents, beginning of period	31,407,248

Cash and cash equivalents, end of period	$18,653,709

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,076,145

See accompanying Notes to Financial Statements.  |  27

Apollo Tactical Income Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2015 (unaudited)

Cash Flows From Operating Activities:

Net increase in net assets from operations	$11,803,778

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized loss on investments	2,671,250
Net change in unrealized (appreciation)/depreciation on investments and unfunded transactions	(3,462,496)
Net amortization/(accretion) of premium/(discount)	(355,360)
Purchase of investment securities	(132,748,376)
Proceeds from disposition of investment securities and principal paydowns	133,040,880
Payment-in-kind interest	(95,931)
Amortization of deferred financing costs	42,929
Changes in Operating Assets and Liabilities:
Increase in interest and dividends receivable	(400,984)
Increase in prepaid expenses	(182,739)
Increase in interest payable	108,586
Decrease in investment advisory fee payable	(12,881)
Decrease in other payables and accrued expenses due to affiliates	(96,177)
Increase in other payables and accrued expenses	11,005

Net cash flows provided by operating activities	10,323,484

Cash Flows From Financing Activities:
Deferred financing costs	(47,997)
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(10,299,655)

Net cash flows used in financing activities	(10,347,652)

Net Decrease in Cash and Cash Equivalents	(24,168)

Cash and cash equivalents, beginning of period	17,389,420

Cash and cash equivalents, end of period	$17,365,252

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$855,836

28  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Financial Highlights

For a Common Share outstanding throughout the period

	For the
	Six Months	For the	For the	For the	For the
	Ended	Year	Year	Year	Period
	June 30,	Ended	Ended	Ended	Ended
	2015	December 31,	December 31,	December 31,	December 31,
Per Common Share Operating Performance:	(unaudited)	2014	2013	2012	2011(a)

Net Asset Value, Beginning of Period	$18.30	$19.12	$18.73	$17.68	$19.10(b)

Income from Investment Operations:
Net investment income(c)	0.63	1.18	1.34	1.39	1.00
Net realized and unrealized gain/(loss) on investments	0.07	(0.75)	0.35	1.10	(1.46)
Distributions from net investment income to Series A Preferred Shareholders	—	(0.02)	(0.04)	(0.05)	(0.02)

Total from investment operations	0.70	0.41	1.65	2.44	(0.48)

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.58)	(1.23)	(1.26)	(1.38)	(0.88)
Net realized gain on investments	—	—	—	(0.01)	(0.02)

Total distributions paid to Common Shareholders	(0.58)	(1.23)	(1.26)	(1.39)	(0.90)

Common Share offering charges to paid-in capital	—	—	—	—	(0.04)

Net Asset Value, End of Period	$18.42	$18.30	$19.12	$18.73	$17.68
Market Value, End of Period	$17.78	$16.63	$18.10	$18.77	$16.01
Total return based on net asset value(d)	4.01%(e)	2.63%	9.19%	14.23%	(2.43)%(e)
Total return based on market value(d)	10.48%(e)	(1.48)%	3.14%	26.41%	(15.62)%(e)

Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.02%(f)	3.07%	3.00%	3.21%	2.99%(f)
Ratio of net expenses to average net assets	3.02%(f)	3.07%	3.00%	3.18%	2.88%(f)
Ratio of net investment income to average net assets	6.92%(f)	6.22%(g)	7.03%(g)	7.51%(g)	6.49%(f)(g)
Ratio of net investment income to average net assets net of distributions to Series A Preferred Shareholders	—	6.13%	6.80%	7.25%	6.33%(f)
Supplemental Data:
Portfolio turnover rate	30.8%(e)	80.0%	72.0%	66.6%	41.5%(e)
Net assets at end of period (000’s)	$286,885	$284,992	$297,731	$290,822	$273,650

Senior Securities:
Total Series A Preferred Shares outstanding	—	—	1,534	1,534	1,534
Liquidation and market value per Series A Preferred Shares	—	—	$20,000	$20,000	$20,000
Asset coverage per share(h)	—	—	$294,078	$289,574	$278,380
Principal loan outstanding (in 000’s)	$149,269	$149,269	$122,705	$122,705	$122,705
Asset coverage per $1,000 of loan outstanding	$2,922(i)	$2,909(i)	$3,676(j)	$3,620(j)	$3,480(j)

(a)	From February 23, 2011 (commencement of operations) to December 31, 2011.
(b)	Net of sales load of $0.90 per share of initial offering.
(c)	Based on weighted average outstanding shares.
(d)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(e)	Not annualized.
(f)	Annualized.
(g)	Net investment income ratio does not reflect payment to preferred shareholders.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the number of Series A Preferred Shares outstanding.
(i)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.
(j)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

See accompanying Notes to Financial Statements.  |  29

Apollo Tactical Income Fund Inc.

Financial Highlights

For a Common Share outstanding throughout the period

	For the
	Six Months	For the	For the
	Ended	Year	Period
	June 30,	Ended	Ended
	2015	December 31,	December 31,
Per Common Share Operating Performance:	(unaudited)	2014	2013(a)

Net Asset Value, Beginning of Period	$18.21	$19.51	$19.10(b)

Income from Investment Operations:
Net investment income(c)	0.76	1.50	1.03
Net realized and unrealized gain/(loss) on investments	0.06	(1.14)	0.39

Total from investment operations	0.82	0.36	1.42

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.70)	(1.50)	(0.96)
Net realized gain on investments	—	(0.16)	(0.01)

Total distributions paid to Common Shareholders	(0.70)	(1.66)	(0.97)

Common share offering charges to paid-in capital	—	—	(0.04)

Net Asset Value, End of Period	$18.33	$18.21	$19.51
Market Value, End of Period	$15.77	$15.96	$18.00
Total return based on net asset value(d)	5.07%(e)	2.63%	7.94%(e)
Total return based on market value(d)	3.14%(e)	(2.51)%	(4.90)%(e)

Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	2.98%(f)	2.90%	2.58%(f)
Ratio of net expenses to average net assets	2.98%(f)	2.90%	2.55%(f)
Ratio of net investment income to average net assets	8.35%(f)	7.63%	6.38%(f)
Supplemental Data:
Portfolio turnover rate	34.0%(e)	78.7%	72.4%(e)
Net assets at end of period (000’s)	$265,078	$263,428	$282,177

Senior Securities:
Principal loan outstanding (in 000’s)	$138,000	$138,000	$138,000
Asset coverage per $1,000 of loan outstanding(g)	$2,921	$2,909	$3,045

(a)	From February 25, 2013 (commencement of operations) to December 31, 2013.
(b)	Net of sales load of $0.90 per share of initial offering.
(c)	Based on weighted average outstanding shares.
(d)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(e)	Not annualized.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

30  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements

June 30, 2015 (unaudited)

Note 1. Organization and Operations

Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (individually, a “Fund” or, together, the “Funds”) are corporations organized under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”) as non-diversified, closed-end management investment companies. AFT and AIF commenced operations on February 23, 2011 and February 25, 2013, respectively. Prior to that, the Funds had no operations other than matters relating to their organization and the sale and issuance of 5,236 shares of common stock in each Fund to Apollo Credit Management, LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Funds’ investment adviser and is an affiliate of Apollo Global Management, LLC (“AGM”). The Funds’ common shares are listed on the New York Stock Exchange (“NYSE”) and trade under the symbols “AFT” and “AIF”, respectively.

Investment Objective

AFT’s investment objective is to seek current income and preservation of capital. AFT seeks to achieve its investment objective by investing primarily in senior, secured loans made to companies whose debt is rated below investment grade (“Senior Loans”) and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks and the certificate of deposit rate used by commercial lenders. Senior Loans are typically made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrower(s)”) that operate in various industries and geographical regions. AFT seeks to generate current income and preservation of capital through a disciplined approach to credit selection and under normal market conditions will invest at least 80% of its managed assets in floating rate Senior Loans and investments with similar economic characteristics. This policy and AFT’s investment objective are not fundamental and may be changed by the board of directors of AFT with at least 60 days’ prior written notice provided to shareholders. Part of AFT’s investment objective is to seek preservation of capital. AFT’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AFT will achieve its investment objective.

AIF’s primary investment objective is to seek current income with a secondary objective of preservation of capital. AIF seeks to achieve its investment objectives primarily by allocating its assets among different types of credit instruments based on absolute and relative value considerations and its analysis of the credit markets. This ability to dynamically allocate AIF’s assets may result in AIF’s portfolio becoming concentrated in a particular type of credit instrument (such as Senior Loans or high yield corporate bonds) and substantially less invested in other types of credit instruments. Under normal market conditions, at least 80% of AIF’s managed assets will be invested in credit instruments and investments with similar economic characteristics. For purposes of this policy, “credit instruments” will include Senior Loans, subordinated loans, high yield corporate bonds, notes, bills, debentures, distressed securities, mezzanine securities, structured products (including, without limitation, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and asset-backed securities), bank loans, corporate loans, convertible and preferred securities, government and municipal obligations, mortgage-backed securities, repurchase agreements, and other fixed-income instruments of a similar nature that may be represented by derivatives such as options, forwards, futures contracts or swap agreements. This policy and AIF’s investment objectives are not fundamental and may be changed by the board of directors of AIF (together with the board of directors of AFT, the “Board of Directors” or “Board”) with at least 60 days’ prior written notice provided to shareholders. AIF will seek to preserve capital to the extent consistent with its primary investment objective. AIF’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AIF will achieve its investment objectives.

The Funds are classified as “non-diversified” under the Investment Company Act. As a result, each Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. Each Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Note 2. Significant Accounting Policies

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and these differences could be material.

Semi-Annual Report  |  31

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

Fund Valuation

Each Fund’s net asset value (“NAV”) per share will be determined daily generally as of 4:00 pm on each day that the NYSE is open for trading, or at other times as determined by the Board. The NAV of each Fund’s common shares is the total assets of the Fund (including all securities, cash and other assets) minus the sum of the Fund’s total liabilities (including accrued expenses, dividends payable, borrowings and the liquidation value of any preferred stock) divided by the total number of common shares of the Fund outstanding.

Security Valuation

The Funds value their investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, preferred stock, warrants and structured products are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. In general, the fair value of a security is the amount that the Funds might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, a Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

Each Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Funds have access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds have obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

32  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

The valuation techniques used by the Funds to measure fair value at June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. Summaries of the Funds’ investments categorized in the fair value hierarchy as of June 30, 2015 are as follows:

Apollo Senior Floating Rate Fund Inc.
Assets	Total Fair Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cash and Cash Equivalents	$18,653,709	$18,653,709	$—	$—
Senior Loans	392,292,830	—	318,455,310	73,837,520
Corporate Notes and Bonds	23,482,020	—	23,218,154	263,866
Preferred Stock	3,904,160	—	—	3,904,160
Warrants	—	—	—	—
Unrealized appreciation on Unfunded Loan Commitments	56,391	—	—	56,391

Total Assets	$438,389,110	$18,653,709	$341,673,464	$78,061,937

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2015:

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants	Unfunded Loan Commitments
Fair Value, beginning of period	$87,829,716	$82,651,446	$—	$1,255,250	$3,920,000	$3,020	$ —
Purchases, including capitalized PIK	11,660,562	10,871,740	788,822	—	—	—	—
Sales	(16,362,530)	(15,220,253)	—	(1,142,277)	—	—	—
Accretion/(amortization) of discounts/
(premiums)	104,050	104,050	—	—	—	—	—
Net realized gain/(loss)	(4,020,199)	50,382	—	(4,070,581)	—	—
Change in net unrealized appreciation/
(depreciation)	3,420,956	7,164	(524,956)	3,957,608	(15,840)	(3,020)	—
Transfers into Level 3	18,273,570	18,217,179	—	—	—	—	56,391
Transfers out of Level 3	(22,844,188)	(22,844,188)	—	—	—	—	—

Total Fair Value, end of period	$78,061,937	$73,837,520	$263,866	$—	$3,904,160	$—	$56,391

Investments were transferred into Level 3 during the six months ended June 30, 2015 due to a decrease in the availability of qualified observable inputs obtained to support the fair value of each investment as assessed by the Adviser. Transfers out of Level 3 during the six months ended June 30, 2015 were due to an increase in the availability of qualified observable inputs as assessed by the Adviser. There were no transfers between Level 1 and Level 2 during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2015 was $1,040,329 for AFT.

Semi-Annual Report  |  33

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2015:

Apollo Senior Floating Rate Fund Inc.
Assets	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized
Senior Loans	$70,277,831	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	3,440,124	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

	119,565	Discounted cash flow(b)	Discount rate(b)	13.40%

Corporate Notes and Bonds	263,866	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,904,160	Discounted cash flow(b)	Discount rate(b)	8.71%

Warrants	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x
Unfunded Loan Commitments	56,391	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A
Total Fair Value	$78,061,937

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

Apollo Tactical Income Fund Inc.
Assets	Total Fair Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cash and Cash Equivalents	$17,365,252	$17,365,252	$—	$—
Senior Loans	260,965,852	—	200,301,866	60,663,986
Corporate Notes and Bonds	83,606,897	—	75,250,343	8,356,554
Structured Products	37,817,797	—	—	37,817,797
Preferred Stock	3,904,160	—	—	3,904,160
Warrants	—	—	—	—
Unrealized appreciation on Unfunded Loan Commitments	56,391	—	—	56,391

Total Assets	$403,716,349	$17,365,252	$275,552,209	$110,798,888

34  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2015:

Apollo Tactical Income Fund Inc.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Structured Products	Preferred Stock	Warrants	Unfunded Loan Commitments
Fair Value, beginning of period	$129,149,862	$67,400,467	$27,031,563	$30,795,044	$3,920,000	$2,788	$ —
Purchases, including capitalized PIK	26,910,058	10,076,019	6,487,220	10,346,819	—	—	—
Sales	(31,106,204)	(11,518,966)	(15,587,238)	(4,000,000)	—	—	—
Accretion/(amortization) of discounts/(premiums)	98,069	63,541	(42,724)	77,252	—	—	—
Net realized gain/(loss)	365,082	80,214	250,362	34,506	—	—	—
Change in net unrealized appreciation/(depreciation)	(1,719,146)	(244,694)	(2,020,000)	564,176	(15,840)	(2,788)	—
Transfers into Level 3	10,306,579	10,250,188	—	—	—	—	56,391
Transfers out of Level 3	(23,205,412)	(15,442,783)	(7,762,629)	—	—	—	—

Total Fair Value, end of period	$110,798,888	$60,663,986	$8,356,554	$37,817,797	$3,904,160	$—	$56,391

Investments were transferred into Level 3 during the six months ended June 30, 2015 due to a decrease in the availability of qualified observable inputs obtained to support the fair value of each investment as assessed by the Adviser. Transfers out of Level 3 during the six months ended June 30, 2015 were due to an increase in the availability of qualified observable inputs as assessed by the Adviser. There were no transfers between Level 1 and Level 2 during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2015 was $1,666,577 for AIF.

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2015:

Apollo Tactical Income Fund Inc.

Assets	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$56,938,930	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	3,175,499	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

	549,557	Discounted cash flow(b)	Discount rate(b)	13.40%

Corporate Notes and Bonds	8,356,554	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Structured Products	35,488,853	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	2,328,944	Cost/ Recent transaction(c)	Transaction price(c)	N/A

Preferred Stock	3,904,160	Discounted cash flow(b)	Discount rate(b)	8.71%
Warrants	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

Unfunded Loan Commitments	56,391	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$110,798,888

(a)

The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and EBITDA based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in

Semi-Annual Report  |  35

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.
(c)	The Fund purchased this security on June 30, 2015, and utilized the transaction cost to approximate fair value.

Cash and Cash Equivalents

Cash and cash equivalents of the Funds consist of cash held in bank accounts and liquid investments with maturities, at the date of acquisition, not exceeding 90 days that, at times, may exceed federally insured limits. As of June 30, 2015, cash and cash equivalents were comprised of cash deposited with U.S. financial institutions in which carrying value approximated fair value and are considered to be Level 1 in the fair value hierarchy.

Industry Classifications

The industry classifications of the Funds’ investments, as presented in the accompanying Schedules of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Moody’s, and/or as defined by the Funds’ management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications.

Fair Value of Financial Instruments

The fair value of the Funds’ assets and liabilities that qualify as financial instruments under U.S. GAAP approximates the carrying amounts presented in the accompanying Statements of Assets and Liabilities.

Securities Transactions and Investment Income

Securities transactions of the Funds are recorded on the trade date for financial reporting purposes. Cost is determined based on consideration given, and the unrealized appreciation/(depreciation) on investment securities is the difference between fair value determined in compliance with the valuation policy approved by the Board and the cost. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Interest and dividend income is recorded on the accrual basis and includes the accretion of original issue discounts and amortization of premiums where applicable.

U.S. Federal Income Tax Status

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and will distribute substantially all of their net investment income and net capital gains, if any, for their tax years. The Funds may elect to incur excise tax if it is deemed prudent by the Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the year ended December 31, 2014, AFT did not record a U.S. federal excise tax provision. For the year ended December 31, 2014, AIF recorded a U.S. federal excise tax provision of $26,532. In 2014, it was deemed prudent for cash management purposes for AIF to pay a nominal excise tax which equated to $0.002 per common share. An additional $1,178 and $890 was paid during 2015 relating to the 2014 tax year by AFT and AIF, respectively. No federal income tax or excise provision is required for the six months ended June 30, 2015.

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no material effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The statute of limitations on AFT’s federal and state tax filings remains open for the years ended December 31, 2011 to 2014. The statute of limitations on AIF’s federal and state fillings remains open for the years ended December 31, 2013 and 2014.

Distributions to Common Shareholders

The Funds intend to make regular monthly cash distributions of all or a portion of their net investment income available to common shareholders. The Funds intend to pay common shareholders at least annually all or substantially all of their capital gains and net investment income after the payment of dividends and interest owed with respect to outstanding preferred shares and/or notes or other forms of leverage utilized by the Funds, although for cash management purposes, the Funds may elect to retain distributable amounts and pay excise tax as described above. If the Funds make a long-term

36  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

capital gain distribution, they will be required to allocate such gain between the common shares and any preferred shares issued by the Funds in proportion to the total dividends paid to each class for the year in which the income is realized.

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than the other. The Funds will make a distribution only if authorized by the Board and declared by the Funds out of assets legally available for these distributions. The Funds may pay a special distribution at the end of each calendar year, if necessary, to comply with U.S. federal income tax requirements. This distribution policy may, under certain circumstances, have certain adverse consequences to the Funds and their shareholders because it may result in a return of capital to shareholders, which would reduce the Funds’ NAV and, over time, potentially increase the Funds’ expense ratios. If the Funds distribute a return of capital, it means that the Funds are returning to shareholders a portion of their investment rather than making a distribution that is funded from the Funds’ earned income or other profits. The Board may elect to change AFT’s or AIF’s distribution policy at any time.

Asset Segregation

In accordance with the Investment Company Act and various SEC and SEC staff interpretive positions, a Fund may “set aside” liquid assets (often referred to as “asset segregation”), or engage in measures in accordance with SEC or Staff guidance, to “cover” open positions with respect to certain kinds of financial instruments that could otherwise be considered “senior securities” as defined in Section 18(g) of the Investment Company Act. With respect to certain derivative contracts that are contractually required to cash settle, for example, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In other circumstances, a Fund may be required to set aside liquid assets equal to such a financial instrument’s full notional value, or enter into appropriate offsetting transactions, while the position is open. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time announced by the SEC or its staff regarding asset segregation. These segregation and coverage requirements could result in a Fund’s maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and coverage requirements will not limit or offset losses on related positions.

New Accounting Pronouncement

In April 2015, the Financial Accounting Standards Board issued guidance to simplify the presentation of debt issuance costs in financial statements. Under the new guidance, the Funds are required to present such costs in the Statements of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability rather than as an asset. The standard is effective for financial statements with fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. The Funds have elected early adoption. The impact to the financial statements will be the reclassification of any unamortized debt issuance costs on the Statements of Assets and Liabilities and the modification of related accounting policy disclosures in the Notes to Financial Statements.

Note 3. Investment Advisory, Administration and Other Agreements with Affiliates

Investment Advisory Fee

The Adviser provides certain investment advisory, management and administrative services to the Funds pursuant to investment advisory and management agreements with each of the Funds. For its services, each Fund pays the Adviser monthly at the annual rate of 1.0% of the average daily value of the Fund’s managed assets. Managed assets are defined as the total assets of a Fund (including any assets attributable to any preferred shares that may be issued or to money borrowed or notes issued by the Fund) minus the sum of the Fund’s accrued liabilities, including accrued interest and accumulated dividends (other than liabilities for money borrowed (including the liquidation preference of preferred shares) or notes issued). The Adviser may elect from time to time, in its sole discretion, to waive its receipt of the advisory fee from a Fund. If the Adviser elects to waive its compensation, such action may have a positive effect on the Fund’s performance or yield. The Adviser is under no obligation to waive its fees, may elect not to do so, may decide to waive its compensation periodically or may decide to waive its compensation on only one of the Funds at any given time. For the six months ended June 30, 2015, the Adviser earned fees of $2,164,638 and $2,003,380 from AFT and AIF, respectively.

Administrative Services and Expense Reimbursements

The Funds and the Adviser have entered into Administrative Services and Expense Reimbursement Agreements pursuant to which the Adviser provides certain administrative services, personnel and facilities to the Funds and performs operational services necessary for the operation of the Funds not otherwise provided by other service providers of the Funds. These services may include, without limitation, certain bookkeeping and recordkeeping services, compliance and legal services, investor relations assistance, and accounting and auditing support. Pursuant to these agreements, the Funds

Semi-Annual Report  |  37

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

will reimburse the Adviser at cost, at the Adviser’s request, for certain costs and expenses incurred by the Adviser that are necessary for the administration and operation of the Funds. In addition, the Adviser or one of its affiliates may pay certain expenses on behalf of the Funds and then allocate these expenses to the Funds for reimbursement. For the six months ended June 30, 2015, the Adviser provided services under these agreements totaling $323,889 and $299,693 for AFT and AIF, respectively, which is shown in the Statements of Operations as administrative services of the Adviser. Included in these amounts is approximately $50,000 and $48,000 for AFT and AIF, respectively, of remuneration for officers of the Funds. The Adviser did not waive the right to expense reimbursements and investment advisory fees for either Fund during the six months ended June 30, 2015.

Each Fund has also entered into an Administration and Accounting Services Agreement (the “Administration Agreements”) with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”). Under the Administration Agreements, BNYMIS provides certain administrative services necessary for the operation of the Funds, including maintaining the Funds’ books and records, providing accounting services and preparing regulatory filings. The Funds pay BNYMIS for these services. The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ custodian. BNYMIS serves as the Funds’ transfer agent. BNY Mellon and BNYMIS provided services totaling $134,212 and $130,610 for AFT and AIF, respectively, for the six months ended June 30, 2015 which are included in the Statements of Operations in other operating expenses.

Board of Directors Fees

On an annual basis, AFT and AIF pay to each member of the Board who is not an “interested person” (as defined in the Investment Company Act) of the Funds an annual retainer of $12,000 per Fund, plus $2,000 for each in-person Board meeting of a single Fund ($3,000, or $1,500 per Fund, for a joint meeting of both Funds), plus $1,000 for attendance at telephonic board meetings of a single Fund or participation in special committee meetings of a single Fund not held in conjunction with regularly scheduled Board meetings ($1,500, or $750 per Fund, for a joint meeting of both Funds). In addition, the chairman of the audit committee receives $3,000 per year from each Fund. The Funds also reimbursed independent Board members for travel and out-of-pocket expenses incurred in connection with such meetings, and the Funds split the cost of such expenses for meetings involving both AFT and AIF. Included in the Statements of Operations for the six months ended June 30, 2015 is $50,574 and $55,574 of expenses related to the Board for each of AFT and AIF, respectively.

Note 4. Investment Transactions

For the six months ended June 30, 2015, the cost of investment purchases and proceeds from sales of securities and principal paydowns were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Apollo Senior Floating Rate Fund Inc.	$131,006,232	$134,080,068
Apollo Tactical Income Fund Inc.	132,853,386	137,057,304

Note 5. Risks

Senior Loans

Senior Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade fixed income instruments, although Senior Loans are senior and secured, in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in Senior Loans rated below investment grade are considered speculative because of the credit risk of their issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal owed to the Funds, and such defaults could reduce the Funds’ NAV and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Senior Loans are subject to a number of risks, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Funds, a reduction in the value of the investment and a potential decrease in the NAV of the Funds. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Funds could experience delays or limitations

38  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.

There may be less readily available and reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933 (the “1933 Act”) or registered under the Securities Exchange Act of 1934 (the “1934 Act”). As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Therefore, the Funds will be particularly dependent on the analytical abilities of the Adviser.

In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Funds may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown on the Schedule of Investments.

The Funds may acquire Senior Loans through assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers and other financial and lending institutions. In purchasing participations, the Funds generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Funds will not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which they are buying a participation that the Funds would otherwise conduct if they were investing directly in the Senior Loan, which may result in the Funds being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan.

Corporate Bonds

The Funds may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations, other business entities, governments and municipalities and other issuers. Corporate bonds are issued with varying features and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights, call rights or other rights of the issuer). The Funds’ investments in corporate bonds may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, variable rate or floating rate, among other things.

The Adviser expects most of the corporate bonds in which the Funds invest will be high yield bonds (commonly referred to as “junk” bonds). An issuer of corporate bonds typically pays the investor a fixed rate of interest and must repay the amount borrowed on or before maturity. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The value of intermediate and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by investors’ perceptions of the creditworthiness of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace.

Subordinated Loans

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a

Semi-Annual Report  |  39

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt that are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

Structured Products

Investments in structured products involve risks, including credit risk and market risk. When the Funds’ investments in structured products (such as CDOs, CLOs and asset-backed securities) are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds (or loans) or stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of any factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on a structured product to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity of the structured product. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the product.

The Funds may have the right to receive payments only from the structured product and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that generally affect issuers of securities and capital markets. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.

Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Note 6. Common Shares

Common share transactions were as follows:

Apollo Senior Floating Rate Fund Inc.
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Common shares outstanding, beginning of period	15,573,061	$296,705,488	15,573,061	$296,714,038
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	(1,178)	—	(8,550)
Common shares outstanding, end of period	15,573,061	$296,704,310	15,573,061	$296,705,488

Apollo Tactical Income Fund Inc.

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Common shares outstanding, beginning of period	14,464,026	$275,625,794	14,464,026	$275,655,578
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	(890)	—	(29,784)
Common shares outstanding, end of period	14,464,026	$275,624,904	14,464,026	$275,625,794

40  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

Dividends declared on common shares with a record date of January 1, 2015 or later through the date of this report were as follows:

Apollo Senior Floating Rate Fund Inc.
Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

December 18, 2014	January 15, 2015	January 20, 2015	January 30, 2015	$0.0957	$1,490,342	$1,490,342	$—
January 20, 2015	February 12, 2015	February 17, 2015	February 27, 2015	$0.0957	$1,490,342	$1,490,342	—
February 13, 2015	March 17, 2015	March 19, 2015	March 31, 2015	$0.0977	$1,521,488	$1,521,488	—
March 19, 2015	April 16, 2015	April 20, 2015	April 30, 2015	$0.0977	$1,521,488	$1,521,488	—
April 22, 2015	May 14, 2015	May 18, 2015	May 29, 2015	$0.0977	$1,521,488	$1,521,488	—
May 14, 2015	June 16, 2015	June 18, 2015	June 30, 2015	$0.0977	$1,521,488	$1,521,488	—
June 22, 2015	July 17, 2015	July 21, 2015	July 31, 2015	$0.0977	$1,521,488	$1,521,488	—
July 27, 2015*	August 17, 2015	August 19, 2015	August 31, 2015	$0.0977	$1,521,488
August 7, 2015*	September 16, 2015	September 18, 2015	September 30, 2015	$0.0977	$1,521,488

Apollo Tactical Income Fund Inc.
Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued
December 18, 2014	January 15, 2015	January 20, 2015	January 30, 2015	$0.1170	$1,692,291	$1,692,291	$—
January 20, 2015	February 12, 2015	February 17, 2015	February 27, 2015	$0.1170	$1,692,291	$1,692,291	—
February 13, 2015	March 17, 2015	March 19, 2015	March 31, 2015	$0.1170	$1,692,291	$1,692,291	—
March 19, 2015	April 16, 2015	April 20, 2015	April 30, 2015	$0.1170	$1,692,291	$1,692,291	—
April 22, 2015	May 14, 2015	May 18, 2015	May 29, 2015	$0.1170	$1,692,291	$1,692,291	—
May 14, 2015	June 16, 2015	June 18, 2015	June 30, 2015	$0.1170	$1,692,291	$1,692,291	—
June 22, 2015	July 17, 2015	July 21, 2015	July 31, 2015	$0.1170	$1,692,291	$1,692,291	—
July 27, 2015*	August 17, 2015	August 19, 2015	August 31, 2015	$0.1170	$1,692,291
August 7, 2015*	September 16, 2015	September 18, 2015	September 30, 2015	$0.1170	$1,692,291

* Declared subsequent to June 30, 2015.

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

The tax character of distributions paid by AFT during the fiscal year ended December 31, 2014 was as follows:

Apollo Senior Floating Rate Fund Inc.
Distributions paid from Ordinary Income: *	2014
Common Shareholders	$19,176,667
Preferred Shareholders	244,641
Total Distributions	$19,421,308

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The tax character of distributions paid by AIF during the fiscal year ended December 31, 2014 was as follows:

Apollo Tactical Income Fund Inc.
Distributions paid from Ordinary Income: *	2014
Common Shareholders	$23,137,627

Total Distributions	$23,137,627

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Semi-Annual Report  |  41

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

Distributions paid from Long-Term Gains:	2014

Common Shareholders	$814,808

Total Distributions	$814,808

As of December 31, 2014, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses

Apollo Senior Floating Rate Fund Inc.	$ 534,942	$ —	$ (8,705,548)	$(3,505,124)
Apollo Tactical Income Fund Inc.	1,235,377	126,010	(13,523,998)	—

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2014, long-term capital loss carryforwards totaled $3,505,124 for AFT, which may be carried forward for an unlimited period. During the year ended December 31, 2014, AFT utilized $1,466,762 of capital loss carryforwards.

Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. For the six months ended June 30, 2015, permanent differences resulting primarily from non-deductible expenses were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss from Investments	Paid-In Capital

Apollo Senior Floating Rate Fund Inc.	$1,178	$—	$(1,178)
Apollo Tactical Income Fund Inc.	890	—	(890)

Unrealized appreciation/(depreciation) and basis of investments for U.S. federal income tax purposes at June 30, 2015 were as follows:

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.

Federal tax basis, cost	$423,548,842	$396,460,161

Unrealized appreciation	$5,092,702	$5,287,819
Unrealized depreciation	(8,962,534)	(15,453,274)

Net unrealized appreciation/(depreciation)*	$(3,869,832)	$(10,165,455)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales.

Note 8. Credit Agreements and Preferred Shares

The Funds utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Funds may obtain leverage by issuing preferred shares and/or notes and may also borrow funds from banks and other financial institutions. The Funds may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased common share dividends, but also creates risks for common shareholders, including increased variability of the Funds’ net income, distributions and/or NAV in relation to market changes. Leverage is a speculative technique that exposes the Funds to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Funds’ portfolios will be magnified due to the use of leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Funds’ NAV, which will be borne entirely by the Funds’ common shareholders.

42  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

If the Funds issue preferred shares and/or notes or engage in other borrowings, they will have to pay dividends on their shares or interest on their notes or borrowings, which will increase expenses and may reduce the Funds’ return. These dividend payments or interest expenses (which will be borne entirely by the common shareholders) may be greater than the Funds’ return on the underlying investments. The Funds’ leveraging strategy may not be successful.

Apollo Senior Floating Rate Fund Inc.

On May 15, 2014, AFT entered into a $150,000,000 revolving credit facility with JPMorgan Chase Bank, N.A. (“JPM”) as lender and administrative agent. AFT has granted a security interest in substantially all of its assets in the event of default under the credit facility. On May 20, 2014, AFT reduced the commitment to $149,269,000. AFT may borrow on a revolving basis until May 15, 2016. Any loans outstanding under the credit facility must be repaid in full on May 15, 2016. The loans bear interest at a rate of three-month LIBOR plus 1.20%. As of June 30, 2015, AFT has $149,269,000 principal outstanding, which is the maximum commitment amount under the credit facility.

For the six months ended June 30, 2015, the average daily principal loan balance outstanding on days where borrowings existed was $149,269,000, the weighted average annual interest rate was 1.46% and the interest expense, which is included on the Statements of Operations in interest expense, was $1,096,380.

The fair value of AFT’s borrowings under the credit facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AFT has determined would be categorized as Level 2 in the fair-value hierarchy.

The credit facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2015, AFT was not aware of any instances of non-compliance related to the credit facility.

In connection with AFT’s entry into the credit facility, certain debt financing costs were incurred by AFT and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Apollo Tactical Income Fund Inc.

On April 24, 2015, AIF entered into a $138,000,000 revolving credit facility with JPM as lender and administrative agent. AIF has granted a security interest in substantially all of its assets in the event of default under the credit facility. AIF may borrow on a revolving basis until April 22, 2016. Any loans outstanding under the credit facility must be repaid in full on April 22, 2016. The loans bear interest at a rate of three-month LIBOR plus 1.00%. As of June 30, 2015, AIF has $138,000,000 principal outstanding, which is the maximum commitment amount under the credit facility.

For the six months ended June 30, 2015, the average daily principal loan balance outstanding on days where borrowings existed was $138,000,000, the weighted average annual interest rate was 1.39% and the interest expense, which is included on the Statements of Operations in interest expense, was $964,422.

Prior to April 24, 2015, AIF had a $138,000,000 revolving credit facility with JPM as lender and administrative agent that expired on April 26, 2015. The loans bore interest at a rate of three-month LIBOR plus 1.20%.

The fair value of AIF’s borrowings under the credit facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AIF has determined would be categorized as Level 2 in the fair-value hierarchy.

The credit facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2015, AIF was not aware of any instances of non-compliance related to the credit facility.

In connection with AIF’s entry into the credit facility, certain debt financing costs were incurred by AIF and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Semi-Annual Report  |  43

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

June 30, 2015 (unaudited)

Note 9. General Commitments and Contingencies

As of June 30, 2015, the Funds had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	AFT	AIF

Charger OpCo B.V. (Oak Tea, Inc.)*	$3,740,601	$3,740,601
LTS Buyer, LLC (Sidera Networks, Inc.)	1,912,192	1,912,192

Total Unfunded Loan Commitments	$5,652,793	$5,652,793

* The loan commitment for Charger OpCo B.V. (Oak Tea, Inc.) was subsequently funded on July 2, 2015.

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Funds’ valuation policies. Any related unrealized appreciation/(depreciation) on unfunded loan commitments is recorded on the Statements of Assets and Liabilities and the Statements of Operations. For the six months ended June 30, 2015, AFT and AIF recorded a net change in unrealized appreciation on unfunded transactions totaling $93,985 and $91,698, respectively.

Note 10. Indemnification

The Funds each have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. Based upon historical experience, the risk of loss from such claims is currently considered remote; however, there can be no assurance that losses will not occur or if claims are made against the Funds the losses will not be material.

Note 11. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

44  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information

June 30, 2015 (unaudited)

Dividend Reinvestment Plan

Unless a shareholder specifically elects to receive common stock of the Funds as set forth below, all net investment income dividends and all capital gains distributions declared by the Board will be payable in cash.

A shareholder may elect to have net investment income dividends and capital gains distributions reinvested in common stock of the Funds. To exercise this option, such shareholder must notify BNYMIS, the plan administrator and the Funds’ transfer agent and registrar, in writing so that such notice is received by the plan administrator not less than 10 days prior to the record date fixed by the Board for the net investment income dividend and/or capital gains distribution involved.

The plan administrator will set up an account for shares acquired pursuant to the plan for each shareholder that elects to receive dividends and distributions in additional shares of common stock of the Funds (each a “Participant”). The plan administrator may hold each Participant’s shares, together with the shares of other Participants, in non-certificated form in the plan administrator’s name or that of its nominee.

The shares are acquired by the plan administrator for a participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Funds (“Newly Issued Shares”) or (ii) by purchase of outstanding shares of common stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the dividend payment date, the NAV per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to as “market premium”), the plan administrator will invest the dividend amount in Newly Issued Shares on behalf of the Participant. The number of Newly Issued Shares of common stock to be credited to the Participant’s account will be determined by dividing the dollar amount of the dividend by the NAV per share on the date the shares are issued, unless the NAV is less than 95% of the then current market price per share, in which case the dollar amount of the dividend will be divided by 95% of the then current market price per share. If, on the dividend payment date, the NAV per share is greater than the market value (such condition being referred to as “market discount”), the plan administrator will invest the dividend amount in shares acquired on behalf of the Participant in Open-Market Purchases.

The plan administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a Participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the Participant’s account and remit the proceeds to the Participant, the plan administrator is authorized to deduct a $15 transaction fee plus a 5¢ per share brokerage commission from the proceeds.

Shareholders who receive dividends in the form of stock are subject to the same federal, state and local tax consequences as are shareholders who elect to receive their dividends in cash. A shareholder’s basis for determining gain or loss upon the sale of stock received in a dividend from the Funds will be equal to the total dollar amount of the dividend payable to the shareholders. Any stock received in a dividend will have a new holding period for tax purposes commencing on the day following the day on which the shares are credited to the U.S. shareholder’s account.

Participants may terminate their accounts under the plan by notifying the plan administrator via its website at bnymellon.com/ shareowner, by filling out the transaction request form located at the bottom of the Participant’s statement and sending it to the plan administrator at P.O. Box 30170, College Station, TX 77842 or by calling the plan administrator at 800-331-1710.

The plan may be terminated by the Funds upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Funds. All correspondence, including requests for additional information, concerning the plan should be directed to the plan administrator by mail at P.O. Box 30170, College Station, TX 77842.

Semi-Annual Report  |  45

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information  (continued)

June 30, 2015 (unaudited)

Approval of the Investment Advisory and Management Agreements for AFT and AIF

At a meeting of the Board of the Funds held on February 9, 2015, the Directors met in person to consider the approval of the Investment Advisory and Management Agreement between AFT and Apollo Credit Management, LLC (the “Adviser”) and the Investment Advisory and Management Agreement between AIF and the Adviser (each, an “Advisory Agreement” and together, the “Advisory Agreements”) for an additional one-year term. While the meetings occurred at the same time, the Directors considered each Advisory Agreement separately.

The Board has the responsibility under the Investment Company Act to approve annual renewal of each Fund’s Advisory Agreement at meetings of the Board called for the purpose of voting on such renewal. The Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and its affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the investment performance of each Fund, each Fund’s fees and expenses in comparison with other funds’ fees and expenses and the Adviser’s profitability at the meeting at which the renewal of the Advisory Agreements is considered, the process of evaluating each Fund’s investment advisory and management arrangements is an ongoing one.

In preparation for their review of the Advisory Agreements, all of the Directors who are not “interested persons,” as defined in the Investment Company Act (the “Independent Directors”), of the Funds present at the meeting met with their independent counsel in an executive session. In considering whether to approve the Advisory Agreements, the Directors, including the Independent Directors, reviewed materials provided in advance of the meeting by the Adviser and counsel to the Independent Directors and other materials which included, among other things: (i) information concerning the services rendered to each Fund by the Adviser; (ii) information concerning the revenues generated and expenses incurred by the Adviser from the operation of each Fund; and (iii) a memorandum outlining the legal duties of the Board under the Investment Company Act. The Board also reviewed information prepared by Strategic Insight, a third party service provider, which included information in respect of each Fund comparing (1) the Fund’s performance with that of a group of comparable funds selected by Strategic Insight (the “Peer Group”) and with a broader group of funds (the “Morningstar Category”), and (2) the Fund’s contractual and net management fees and total net expenses with those of its Peer Group and Morningstar Category.

The Directors also received information regarding each Fund’s operations, expenses and performance periodically throughout the year.

The nature, extent and quality of services provided by the Adviser.  The nature, extent and quality of the services provided by the Adviser to each Fund, including the Adviser’s expertise in managing loan portfolios, the integrated platform of the Adviser and its affiliates and the benefits, resources and opportunities of the platform that the Adviser is able to access was discussed. Fund management discussed the size and experience of the Adviser’s staff, the experience of its key personnel in providing investment management services, the systems used by the Adviser’s personnel and the ability of the Adviser to attract and retain capable personnel. The reputation, compliance history, compliance program and financial condition of the Adviser was also discussed. They discussed the terms of each Advisory Agreement and the Adviser’s responsibilities with respect to each Fund.

Investment performance of the Funds and the Adviser.   Representatives of the Adviser reviewed with the Board the performance of each Fund. Fund management discussed each Fund’s market price, and its yield. Representatives of the Adviser compared each Fund’s current dividend yield to the average dividend yield of certain of its peer funds identified by the Adviser. Fund management discussed each Fund’s investment performance as compared to the performance of relevant reference indexes (the “Benchmarks”) for various periods. On a net asset value basis, AFT outperformed the Benchmarks for the one-year period ended December 31, 2014 and for the periods from inception to December 31, 2014, December 31, 2013 and December 31, 2012 and underperformed the Benchmarks for the period from inception to December 31, 2011. On a net asset value basis, AIF outperformed the Benchmarks for the one-year period ended December 31, 2014 and for the periods from inception to December 31, 2014 and December 31, 2013. On a market value basis, AFT and AIF each underperformed the Benchmarks for all periods. Representatives of the Adviser reviewed each Fund’s investment performance as compared to that of its Peer Group and Morningstar Category for various periods ended December 31, 2014. Each Fund generally ranked above or slightly below the medians of its Peer Group and Morningstar Category for the various periods.

Cost of services provided and profits realized by the Adviser and its affiliates from the relationship with the Funds. The Directors received information from the Adviser regarding the profitability of each Fund to the Adviser and its affiliate and

46  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information  (continued)

June 30, 2015 (unaudited)

the methodology used by the Adviser in allocating its costs regarding the operations of the Funds and calculating profitability. In addition, the Directors considered whether any direct or indirect collateral benefits inured to the Adviser as a result of its affiliation with the Funds. It was noted that each Fund has entered into an Administrative Services and Reimbursement Agreement with the Adviser pursuant to which the Adviser provides the Fund with certain personnel and services not otherwise provided under the relevant Advisory Agreement, which services are required for the operations of the Fund, and the Fund generally reimburses the Adviser on an at cost basis for such services.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Directors considered the extent to which economies of scale are relevant for the Funds. It was noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from material appreciation through investment performance. It was also noted that an investment objective of each Fund is to seek current income and that a majority of each Fund’s realized income is expected to be distributed to its shareholders through monthly dividends.

Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients. The Board discussed the net management fee and net expense ratio comparisons set forth in the Strategic Insight report with representatives of the Adviser. For each Fund, the Fund’s contractual management fee was within the range of those of its Peer Group funds. AFT’s net total expense ratio at both managed and common asset levels and AIF’s net total expense ratio at common asset levels ranked in the fourth quartile of the relevant Peer Group and Morningstar Category, and AIF’s net total expense ratio at managed asset levels ranked in the third quartile of its Peer Group and Morningstar Category. In considering the comparison of services rendered to and fees paid by each Fund to those under other investment advisory contracts, the Directors were aware of the nature of the investment strategies of each Fund and the fact that the relevant comparison funds may have investment strategies, restrictions and leverage different from those of the Fund. In regard to compensation paid to the Adviser with respect to other funds or accounts, the Adviser stated that none of the other funds or accounts advised by it or any of its affiliates is comparable to either Fund with respect to investment strategies.

Conclusion. After consideration of the factors discussed above, the Directors, including the Independent Directors, unanimously voted to approve each Advisory Agreement for an additional one-year term.

Shareholder Meeting Results

On May 12, 2015, AFT held its Annual Meeting of Shareholders for the election of Directors. The proposal was approved by AFT’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Barry Cohen	11,071,657	67,989

Elliot Stein, Jr.	11,072,036	67,610

On May 12, 2015, AIF held its Annual Meeting of Shareholders for the election of Directors. The proposal was approved by AIF’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Barry Cohen	11,118,009	123,446

Elliot Stein, Jr.	11,102,698	138,757

Robert L. Borden, Glenn N. Marchak, Todd J. Slotkin and Carl J. Rickertsen continue to serve in their capacities as Directors of the Funds.

Semi-Annual Report  |  47

Important Information About This Report

Investment Adviser

Apollo Credit Management, LLC

9 West 57th Street

New York, NY 10019

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 30170

College Station, TX 77842

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112

Fund Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

This report has been prepared for shareholders of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. (the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-888-301-3838 and additional reports will be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent period ended June 30, 2015 are available (i) without charge, upon request, by calling 1-888-301-3838 and (ii) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information. We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
•	Website information, including any information captured through our use of “cookies”; and
•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information. We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

48  |  Semi-Annual Report

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9 West 57th Street, New York, NY 10019

1-888-301-3838  •  www.agmfunds.com

06/30/15

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

January 1, 2015 to January 31, 2015	N/A
February 1, 2015 to February 28, 2015	N/A
March 1, 2015 to March 31, 2015	5,000	16.55	0	N/A
April 1, 2015 to April 30, 2015	N/A
May 1, 2015 to May 31, 2015	N/A
June 1, 2015 to June 30, 2015	N/A
Total	5,000	16.55	0	N/A

Barry Cohen, Director and Chairman of the Board of Directors, purchased 5,000 shares of the Fund’s common stock, indirectly through the Barry J. Cohen 2002 Revocable Trust, on March 5, 2015.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	August 21, 2015

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	August 21, 2015